As Filed with the Securities and Exchange Commission on September 1, 2000

                     Registration Nos. 333-28339; 811-08239

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [X]

         Pre-Effective Amendment No.                                     [ ]
         Post-Effective Amendment No. 15                                 [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [X]
         Amendment No. 18                                                [X]


                                    ProFunds

               (Exact Name of Registrant as Specified in Charter)

                        7900 Wisconsin Avenue, Suite 300
                            Bethesda, Maryland 20814
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (301) 657-1970

         Michael L. Sapir                              With copy to:
         Chairman                                      William J. Tomko
         PROFUND Advisors LLC                          President
         7900 Wisconsin Avenue, Suite 300              BISYS Fund Services
         Bethesda, Maryland 20814                      3435 Stelzer Road
                                                       Columbus, Ohio 43219

                 (Name and Address of Agent for Service Process)

Approximate  Date  of  Commencement  of  the  Proposed  Public  Offering  of the
Securities:

It is proposed that this filing will become effective:

______  immediately upon filing pursuant to paragraph (b)

______  on (date) pursuant to paragraph (b)

______  60 days after filing pursuant to paragraph (a)(1)

______  on (date) pursuant to paragraph (a)(1)

__X__   75 days after filing pursuant to paragraph (a)(2)

______  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following:

______ This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

                                EXPLANATORY NOTE

         This Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A is filed for the purpose of adding disclosure regarding twenty-four new series of the Registrant. Accordingly, this filing does not relate to the existing series of the Registrant, disclosure of which is hereby incorporated by reference from the following documents (File Nos. 333-28339, 811-08239): (1) the prospectus and statement of additional information relating to four "UltraSector" ProFunds included in Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A, filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, on July 13, 2000; (2) the prospectus and statement of additional information relating to the 10 "Benchmark" ProFunds and the Money Market ProFund included in Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed pursuant to Rule 485(b) under the Securities Act of 1933, on May 1, 2000; (3) the two prospectuses and statements of additional information relating to the 11 "VP" ProFunds included in Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed pursuant to Rule 485(b) under the Securities Act of 1933, on May 1, 2000; (4) the prospectus and statement of additional information relating to the OTC ProFund included in Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, on March 13, 2000; and (5) the definitive prospectus and statement of additional information relating to the 17 "UltraSector" ProFunds filed pursuant to Rule 497 under the Securities Act of 1933, on June 19, 2000 for the prospectus, and on June 21, 2000 for the Statement of Additional Information.

                                                               November__, 2000

                                                                    PROSPECTUS

         The ProFunds VP

         ProFund VP OTC
         ProFund VP Small-Cap
         ProFund VP Japan

         [Logo]

         This prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract in which you invest. Please read both prospectuses and retain them for future reference.

         Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               [Table of Contents]

                                    OVERVIEW

Objectives

         The ProFunds described in this prospectus ("ProFunds VP") each seek to achieve daily investment results equal to the performance of a particular stock market benchmark.*

          o ProFund VP OTC ("OTC VP") - seeks daily investment results that correspond to the performance of the NASDAQ 100 IndexTM.

          o ProFund VP Small-Cap ("Small-Cap VP") - seeks daily investment results that correspond to the performance of the Russell 2000(R) Index.

          o ProFund VP Japan ("Japan VP") - seeks daily investment results that correspond to the performance of the Nikkei 225 Stock Average.

         The securities indexes that the ProFunds VP use as their benchmarks are described below under "Benchmark Indexes."

         The following chart summarizes the ProFunds VP:

         ProFunds VP       Index              Types of Companies in Index

         OTC VP            NASDAQ 100         Large capitalization, most with technology
                                              and/or growth orientation

         Small-Cap VP      Russell 2000       Diverse, small capitalization

         Japan             Nikkei 225 Stock   Large capitalization, widely traded Japanese
                           Average

Principal Strategies

         ProFund Advisors LLC (the "Advisor"), the investment advisor of the ProFunds VP, uses a "passive" approach to investing, employing quantitative analysis. On the basis of this analysis, the Advisor determines the type, quantity and mix of investment positions that each ProFund VP should hold to approximate the performance of its benchmark. The Advisor does not make judgments about the investment merit of a particular stock, nor does it attempt to apply any economic, financial or market analysis. The ProFunds VP do not take temporary defensive positions.
----------------------
* A benchmark can be any standard of investment performance to which a mutual fund seeks to match its return, such as a stock index. A stock index reflects the price of a group of stocks of specified companies.

          Each ProFund VP principally invests in:

          o Stocks that the Advisor believes should simulate the movement of the applicable underlying index;

          o Futures contracts on stock indexes, and options on futures contracts; and

          o Financial instruments such as equity caps, collars and floors, swaps, American Depository Receipts and options on securities and stock indexes.

         The ProFunds VP invests in futures contracts, options on futures, and the financial instruments listed above generally as a substitute for investing directly in stocks of the underlying indexes in order to gain exposure to the benchmark indexes.

Principal Risks

         Like all investments, the ProFunds VP entail risk. The Advisor cannot guarantee that any of the ProFunds VP will achieve its objective. As with any mutual fund, the ProFunds VP could lose money, or their performance could trail that of other investment alternatives.

         In addition, the ProFunds VP present some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand the risks before making an investment in the ProFunds VP.

         The following chart summarizes certain risks associated with the ProFunds VP:

          ---------------------- ----------------- -------------------------------- ---------------------------------
                                      Market       Small Capitalization             Foreign Investment
                                       Risk              Risk                             Risk
          ---------------------- ----------------- -------------------------------- ---------------------------------
          OTC VP                        X                 X
          ---------------------- ----------------- -------------------------------- ---------------------------------
          Small-Cap VP                  X
          ---------------------- ----------------- -------------------------------- ---------------------------------
          Japan VP                      X                                                        X
          ---------------------- ----------------- -------------------------------- ---------------------------------


         These and other risks are described below.

         Certain Risks Associated with Particular ProFunds VP

          o Small Capitalization Risk. Small-Cap VP could be subject to greater risks than a fund that invests primarily in large capitalization, widely traded companies, such as:
               o Small company stocks tend to have greater fluctuations in price than the stocks of large companies.
               o There can be a shortage of reliable information on certain small companies, which at times can pose a risk.
               o Small companies tend to lack the financial and personnel resources to handle industry wide setbacks and, as a result, such setbacks could have a greater effect on small companies' share prices.
               o Small company stocks are typically less liquid than large company stocks, and efficiently liquidating positions in turbulent market conditions could be difficult.

          o Foreign Investment Risk. Japan VP entails the risks of foreign investing, which may involve risks not typically associated with investing in securities of U.S. companies:
               o Many foreign countries lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Accordingly, Japan VP many not have access to adequate or reliable company information.
               o Because it may invest, directly or indirectly, a large portion of its assets in Japanese stocks, the performance of Japan VP may be particularly susceptible to economic, political, or regulatory events affecting Japanese companies and Japan, generally.
               o Securities purchased by Japan VP may be priced in foreign currencies. Their value could change significantly as the currencies strengthen or weaken relative to the U.S. dollar. The Advisor does not engage in activities designed to hedge against foreign currency fluctuations.

          o Valuation Time Risk. Japan VP generally values its assets as of the close of the New York Stock Exchange. Such valuation will reflect market perceptions and trading activity on the U.S. financial market since the calculation of the closing level of the Nikkei 225 Stock Average, which is determined in the early morning, U.S. Eastern time, prior to the opening of the New York Stock Exchange. As a result, the day-to-day correlation of the performance of Japan VP may vary from the closing performance of the Nikkei 225 Stock Average. However, ProFunds believes that over time, the performance of Japan VP will correlate to a high degree with the movement of the Nikkei 225 Stock Average.

         Risks in Common

         Each ProFund VP entails certain risks:

          o Market Risk. The ProFunds VP are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific industries or companies. Investors should lose money when an underlying index declines.

          o Liquidity Risk. In certain circumstances, such as a disruption of the orderly markets for the financial instruments in which a ProFund VP invests, the ProFund VP might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. This may prevent the ProFunds VP from limiting losses or realizing gains.

          o Correlation Risk. While the Advisor expects that each of the ProFunds VP will track its benchmark index with a high level of correlation, there can be no guarantee that the ProFunds VP will be able to achieve a high level of correlation. Investment by a ProFund VP in securities not included in its underlying index or in other financial instruments may adversely affect its correlation with its benchmark. In addition, actual purchases and sales of the shares of the ProFunds VP by insurance company separate accounts may differ from estimated transactions reported to the ProFunds VP by the insurance companies prior to the time ProFunds VP share prices are calculated. Any such difference could significantly and adversely affect the performance and correlation of the ProFunds VP. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment goal.

          o Risks of Aggressive Investment Techniques. The ProFunds VP use investment techniques that may be considered aggressive. Risks associated with the use of options, futures contracts, swaps and options on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the instrument and the underlying security or index.

         The ProFunds VP:

                o  Are not federally insured
                o  Are not guaranteed by any government agency
                o  Are not bank deposits
                o  Are not guaranteed to achieve their objectives

         Benchmark Indexes

          o The NASDAQ 100 Index(TM)contains 100 of the largest and most active non-financial domestic and international issues listed on the NASDAQ Stock Market based on market capitalization. Eligibility criteria for the NASDAQ 100 Index(TM)includes a minimum average daily trading volume of 100,000 shares. If the security is a foreign security, the company must have a world wide market value of at least $10 billion, a U.S. market value of at least $4 billion, and average trading volume of at least 200,000 shares per day.

          o The Russell 2000(R) Index is an unmanaged index consisting of 2,000 small company common stocks. The Index comprises 2,000 of the smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. These common stocks represent approximately 8% of the total market capitalization of the Russell 3000(R) Index which, in turn, represents approximately 98% of the publicly traded U.S. equity market.

          o The Nikkei 225 Stock Average is a price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Average is computed and distributed by the Nihon Keizai Shimbun (NKS).

         ProFunds' Board of Trustees may change the investment objectives of a ProFund VP without shareholder approval if, for example, it believes another benchmark might better suit shareholder needs.

Who May Want to Consider Investing in the Fund

         Each ProFund VP may be appropriate for investors who are seeking investment results approximating the performance of the applicable underlying index.

         Japan VP may be appropriate for investors who want investment exposure to the Japanese equity market.

         All of the ProFunds VP may be appropriate for investors who are executing a strategy that relies on frequent buying, selling or exchanging among stock mutual funds, since the ProFunds VP do not limit how often an investor may exchange among ProFunds VP.

Performance

         Because the ProFunds are newly formed and have no investment track records, they have no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

                                    STRATEGY

         The investments made by a ProFund VP and the results achieved by a ProFund VP at any given time are not expected to be the same as those made by other mutual funds for which the Advisor acts as investment advisor, including mutual funds with names, investment objectives and policies similar to the ProFunds VP. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to a ProFund VP.

What the ProFunds VP Do

         Each ProFund VP:

          o Seeks to provide its shareholders with predictable investment returns approximating its benchmark by investing in securities and other financial instruments, such as futures and options on futures.

          o Uses a mathematical and quantitative approach designed to track the performance of the applicable benchmark index.

          o Pursues its objectives regardless of market conditions, trends or direction.

          o    Seeks to provide correlation with its benchmark on a daily basis.

What the ProFunds VP Do Not Do

         The Advisor does not:

          o Conduct conventional stock research or analysis or forecast stock market movement in managing the assets of the ProFunds VP.

          o Invest the assets of the ProFunds VP in stocks or instruments based on the Advisor's view of the fundamental prospects of particular companies.

          o    Adopt   defensive   positions  by  investing  in  cash  or  other
               instruments in anticipation of an adverse climate for the benchmark indexes of the ProFunds VP.

          o Invest to realize dividend income from the investments of the ProFunds VP.

          o Seek to provide correlation with the benchmarks over a period of time other than daily, such as monthly or annually, since mathematical compounding prevents the ProFunds VP from achieving such results.

Important Concepts

          o Futures, or futures contracts, are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities, on an agreed-upon date.

          o Option contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed sum during a specified period or on a specified day, or to receive cash upon exercise of the option (in the case of an index option).

          o American Depository Receipts represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

          o Diversification. Each ProFund VP is classified as "non-diversified" under the federal securities laws. It has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of companies. This would make the performance of a ProFund VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be. Nevertheless, each ProFund VP intends to invest on a diversified basis under normal market conditions.

Portfolio Turnover

         The Advisor expects a significant portion of the assets of the ProFunds VP to come from professional money managers and investors who use the ProFunds VP as part of "market timing" investment strategies. These strategies often call for frequent trading of ProFund VP shares to take advantage of anticipated changes in market conditions. Although the Advisor believes its accounting methodology should minimize the effect on the ProFunds VP of such trading, market timing trading could increase the rate of the portfolio turnover in the ProFunds VP, increasing transaction expenses. In addition, while the ProFunds VP do not expect it, large movements of assets into and out of the ProFunds VP may negatively impact their abilities to achieve their investment objectives or their level of operating expenses.

                               GENERAL INFORMATION

Calculating Share Prices

         Each ProFund VP calculates daily share prices on the basis of the net asset value of its shares at the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m., Eastern time) every day the NYSE and the Chicago Mercantile Exchange are open for business. If portfolio investments of a ProFund VP are traded in markets on days when its principal trading market is closed, the net asset value of the ProFund VP may vary on days when investors cannot purchase or redeem shares.

         The ProFunds VP value shares by dividing the market value of the assets attributable to a ProFund VP, less the liabilities attributable to the ProFund VP, by the number of its outstanding shares. The ProFunds VP use the following methods for arriving at the current market price of investments held by them:

          o securities listed and traded on exchanges--the last price the stock traded at on a given day, or if there were no sales, the mean between the closing bid and asked prices.

          o securities traded over-the-counter--NASDAQ-supplied information on the prevailing bid and asked prices.

          o futures contracts and options on indexes and securities--the last sale price prior to the close of regular trading on the NYSE.

          o options on futures contracts--priced at fair value determined with reference to established future exchanges.

          o    bonds  and  convertible   bonds  generally  are  valued  using  a
               third-party pricing system.

          o short-term debt securities are valued at amortized cost, which approximates market value.

          o foreign exchange values used to calculate the net asset values will be the mean of the bid price and the asked price for the respective foreign currency occurring immediately before the NYSE closes.

         When price quotes are not readily available, securities and other assets are valued at fair value in good faith under procedures established by, and under the general supervision and responsibility of, the Board of Trustees. This procedure incurs the unavoidable risk that the valuation may be higher or lower than the securities might actually command if the ProFunds VP sold them. In the event that a trading halt closes the NYSE or a futures exchange early, portfolio investments may be valued at fair value, or in a manner that is different from the discussion above. See the Statement of Additional Information ("SAI") for more details.

         The New York Stock Exchange and the Chicago Mercantile Exchange, a leading market for futures and options, are open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Either or both of these Exchanges may close early on the business day before each of these holidays. Either or both of these Exchanges also may close early on the day after Thanksgiving Day and the day before Christmas holiday.

Purchasing and Redeeming Shares

         Shares of the ProFunds VP are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts. Shares of the ProFunds VP are purchased or redeemed at the net asset value per share next determined after receipt and acceptance of a purchase order or redemption request. Each ProFund VP reserves the right to reject or refuse, in its discretion, any order for the purchase of its shares, in whole or in part.

         Payment for shares redeemed normally will be made within seven days. The ProFunds VP intend to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

         Investors do not deal directly with the ProFunds VP to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate accounts that invest in the ProFunds VP.

         The ProFunds VP currently do not foresee any disadvantages to investors if the ProFunds VP served as investment media for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which a ProFund VP served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the ProFund VP might be required to redeem the investment of one or more of its separate accounts from the ProFund VP, which might force the ProFund VP to sell securities at disadvantageous prices.

         The ProFunds VP reserve the right to discontinue offering shares at any time, or to cease investment operations entirely. In the event that a ProFund VP ceases offering its shares, any investments allocated to the ProFund VP may, subject to any necessary regulatory approvals, be invested in another ProFund VP deemed appropriate by the Board of Trustees.

Distribution of Shares

         Under a distribution plan adopted by the Board of Trustees, each ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the ProFund VP. Over time, fees paid under the plan will increase the cost of your investment and may cost you more than other types of sales charges.

Tax Information

         Each ProFund VP intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, each ProFund VP will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

         If a ProFund VP fails to meet this diversification requirement, income with respect to variable insurance contracts invested in that ProFund VP at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for the prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

         Since the  shareholders of the ProFund's VP will be separate  accounts,
         no  discussion   is  included  here  as  to  the  federal   income  tax
         consequences at the shareholder level.

         For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for Information on taxes.

                                   MANAGEMENT

Board of Trustees and Officers

         The ProFunds VP are series of ProFunds (the "Trust"), a registered investment company. The Board of Trustees is responsible for the general supervision of all series of the Trust, including the ProFunds VP. The Trust's officers are responsible for day-to-day operations of the ProFunds VP.

Investment Advisors

         ProFund Advisors LLC, located at 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland 20814, serves as the investment advisor to the Fund. Founded in 1997, ProFund Advisors provides investment advisory and management services to the ProFunds family of mutual funds, which includes funds not described in this Prospectus, totaling approximately [$ ] billion in assets as of [ ], 2000. The Advisor oversees the investment and reinvestment of the assets of each ProFund VP, for which it is entitled to receive fees equal to [__%] of the average daily net assets of each of the ProFunds VP.

         Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC, formerly served as senior vice president of Padco Advisors, Inc., which advised Rydex(R)Funds. In addition, Mr. Sapir practiced law primarily representing financial institutions for over 13 years, most recently as a partner in a Washington-based law firm. He holds degrees from Georgetown University Law Center (J.D.) and University of Miami (M.B.A. and B.A.).

         Louis M. Mayberg, President of ProFund Advisors LLC, co-founded National Capital Companies, L.L.C., an investment bank, in 1986, and manages its hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from George Washington University.

         William E. Seale, Ph.D., Director of Portfolio for ProFund Advisors LLC, has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and Chairman of the Finance Department at George Washington University. He earned his degrees at University of Kentucky.

         Each ProFund VP is managed by an investment team chaired by Dr. Seale.


Other Service Providers

         BISYS Fund Services ("BISYS"), located at 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219, acts as the administrator to the ProFunds VP, providing operations, compliance and administrative services. Each ProFund VP pays BISYS a fee, on a sliding scale, for its administrative services. For average daily net assets in the ProFund family of funds up to $300 million, the fee is 0.15% of average daily net assets, and it declines to 0.05% for average daily net assets of $1 billion or more on an annual basis.

         ProFund Advisors also performs client support and administrative services for the ProFunds VP. Each ProFund VP pays a fee of 0.15% on an annual basis, of its average daily net assets for these services.

Other Information

         "NASDAQ 100 IndexTM" is a trademark of the NASDAQ Stock Markets, Inc. ("NASDAQ"). "Russell 2000(R) Index" is a trademark of the Frank Russell Company. The ProFunds VP are not sponsored, endorsed, sold or promoted by NASDAQ or the Frank Russell Company, and neither NASDAQ nor the Frank Russell Company makes any representation regarding the advisability of investing in the ProFunds VP.

         If the Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

                                                                    [Back Cover]

You can find more detailed information about the ProFunds VP in their current Statement of Additional Information, dated November _, 2000, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into, and is legally a part of, this prospectus dated November _, 2000. To receive your free copy of a Statement of Additional Information, or if you have questions about investing in the ProFunds VP, write to us at:

ProFunds
P.O. Box 182800

Columbus, OH 43218-2800

or call our toll-free numbers:

(888) PRO-FNDS (888) 776-3637 For Investors
(888) PRO-5717 (888) 776-5717 Financial Professionals Only

or visit our website www.profunds.com.

You can find other information about the ProFunds VP on the SEC's website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the ProFunds VP, including their Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.

                           ProFunds Executive Offices

                                  Bethesda, MD

[Logo]

811-08239

                                                               November [], 2000

                                                                   PROSPECTUS

The Sector ProFunds VP

o        Airline Sector ProFund VP
o        Banking Sector ProFund VP
o        Basic Materials Sector ProFund VP
o        Biotechnology  Sector ProFund VP
o        Consumer Cyclical Sector ProFund VP
o        Consumer Non-Cyclical Sector ProFund VP
o        Energy Sector ProFund VPo
o        Entertainment and Leisure Sector ProFund VP
o        Financial Sector VP ProFund
o        Healthcare Sector ProFund VP
o        Industrial Sector ProFund VP
o        Internet Sector ProFund VP
o        Oilfield Equipment and Services Sector ProFund VP
o        Pharmaceuticals Sector ProFund VP
o        Precious Metals Sector ProFund VP
o        Real Estate Sector ProFund VP
o        Semiconductor Sector ProFund VP
o        Technology Sector ProFund VP
o        Telecommunications Sector ProFund VP
o        Utilities Sector ProFund VP
o        Wireless Communications Sector ProFund VP

[Logo]


This prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract in which you invest. Please read both prospectuses and retain them for future reference.

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               [Table of Contents]

                                    OVERVIEW

INVESTMENT OBJECTIVES

          Each Sector ProFund VP seeks to provide daily investment results, before fees and expenses, that correspond to the performance of a specified Dow Jones sector index.

PRINCIPAL INVESTMENT STRATEGIES

          ProFund Advisors LLC (the "Advisor"), the investment advisor of each Sector ProFund VP, uses a "passive" approach to investing, employing quantitative analysis. On the basis of this analysis, the Advisor determines the type, quantity and mix of investment positions that a Sector ProFund VP should hold to approximate the performance of its benchmark (a specified Dow Jones sector index). The Advisor does not make judgements about the investment merit of a particular stock, nor does it attempt to apply any economic, financial or market analysis. The Sector ProFunds VP do not take temporary defensive positions.

          Under normal market conditions, each Sector ProFund VP will invest primarily in equity securities of companies principally engaged in the business activities of an indicated economic sector, or in instruments that provide exposure to those companies. A Sector ProFund VP will invest in securities and other instruments that the Advisor believes should have a similar investment profile as, and simulate the movement of, the underlying index. The Sector ProFunds VP may invest in securities that are not included in their underlying indices if the Advisor decides it is appropriate in view of the investment objectives of the Sector ProFunds VP.

          Each Sector ProFund VP may invest in the following instruments as a substitute for investing directly in stocks, or as a way of pursuing its investment objective:

          o Futures contracts on stock indexes, and options on future contracts; and

          o Financial instruments such as equity caps, collars and floors, swaps, American Depository Receipts, and options on securities and securities indices.

          Each Sector ProFund VP may also invest in U.S. Government securities, borrow money for investment purposes, and enter into repurchase agreements.

PRINCIPAL RISKS OF INVESTING IN THE SECTOR PROFUNDS VP

          Like all investments, the Sector ProFunds VP entail risk. The Advisor cannot guarantee that any Sector ProFund VP will achieve its investment objective. As with any mutual fund, the Sector ProFunds VP could lose money, or their performance could trail that of other investment alternatives. Some of the risks that are common to each of the Sector ProFunds VP are:

          o Market Risk -- The Sector ProFunds VP are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. Investors should lose money when the index underlying their benchmark declines.

          o Equity Risk -- The equity markets are volatile, and the value of securities and futures and options contracts may fluctuate dramatically from day-to-day. This volatility may cause the value of your investment in a Sector ProFund VP to decrease. The risk of equity investing may be particularly acute when a Sector ProFund VP invests in the securities of issuers with small market capitalization. Small capitalization companies may lack the financial and personnel resources to handle economic setbacks, and their securities typically are less liquid than larger companies' stock.

          o Concentration Risk -- Since each Sector ProFund VP invests in the securities of a limited number of issuers conducting business in a specific market sector, it is subject to the risk that those issuers (or that market sector) will perform poorly, and the Sector ProFunds VP will be negatively impacted by that poor performance.

          o Correlation Risk -- The Advisor expects that each of the Sector ProFunds VP will track its benchmark with a high level of correlation. There can be, however, no guarantee that the Sector ProFunds VP will be able to achieve a high level of correlation. Investment by a Sector ProFund VP in securities not included in its underlying index or in other financial instruments may adversely affect the correlation of a Sector ProFund VP with its benchmark. In addition, actual purchases and sales of the shares of the Sector ProFunds VP by insurance company separate accounts may differ from estimated transactions reported to the Sector ProFunds VP by the insurance companies prior to the time Sector ProFunds VP share prices are calculated. Any such difference could significantly and adversely affect the performance and correlation of the Sector ProFunds VP. A failure to achieve a high degree of correlation may prevent a Sector ProFund VP from achieving its investment goal.

          o Risks of Aggressive Investment Techniques -- The Sector ProFunds VP use investment techniques that may be considered aggressive. Risks associated with the use of options, futures contracts, swaps and options on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the instrument and the underlying security or index.

          o Liquidity Risk -- In certain circumstances, such as disruption of the orderly markets for financial instruments in which the Sector ProFunds VP invest, the Sector ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. This may prevent the Sector ProFunds VP from limiting losses or realizing gains.

          o Non-Diversification Risk --The Sector ProFunds VP are classified as "non-diversified" under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of companies, if the Advisor determines that doing so is the most efficient means of tracking the relevant benchmark. This would make the performance of a Sector ProFund VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

          o New Fund Risk -- There can be no assurances that a Sector ProFund VP will grow to an economically viable size, in which case management may determine to liquidate the Sector ProFunds VP at a time that may not be opportune for shareholders.

          The investment objective of each Sector ProFund VP is non-fundamental and may be changed without shareholder approval. There can be no assurance that a Sector ProFund VP will achieve its investment objective.

          The Sector ProFunds VP:

          o   Are not federally insured
          o   Are not guaranteed by any government agency
          o   Are not bank deposits
          o   Are not guaranteed to achieve their objectives

                  FUND INFORMATION - AIRLINE SECTOR PROFUND VP

FUND STRATEGY

          The Airline Sector ProFund VP seeks daily investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. [Airline] Sector Index.

          The Index measures the performance of the portion of the airline industry which is listed in the U.S. equity market. Component companies are involved in [__________], [__________], and [__________]. The Airline Sector
ProFund VP primarily invests in companies or in instruments that provide exposure to these companies.

          As of March 31, 2000, the Index consisted of [ ] stocks. Its three largest stocks were [______]; [__________]; and [__________] (which comprised
[_____%], [_____%], and [_____%], respectively, of its market capitalization). The Airline Sector ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in [__________], which comprised [_____%] of its market capitalization (based on the composition of the Index).

RISK CONSIDERATIONS

          In addition to the risks discussed in the Overview for all Sector ProFunds VP, the Airline Sector ProFund VP is subject to the following risks:

          o    Companies in this sector could be adversely affected by commodity
               price   volatility,   exchange   rates,   foreign  market  access
               restrictions, and increased competition.

          o The prices of the securities of airline companies may fluctuate widely due to their cyclical nature, economic trends, and changes in disposable consumer income.

          o Airline companies are subject to regulations by, and restrictions of, the Federal Aviation Administration, federal, state and local governments, and foreign regulatory authorities.

          o The profitability of companies in this sector is related to worldwide fuel prices, labor agreements, and insurance costs.

          o Airline companies face intense competition, both domestically and internationally. Many foreign airline companies, many of which are partially funded by foreign governments, may be less sensitive to short-term economic pressures.

          o The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

          Because the Airline Sector ProFund VP is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

                  FUND INFORMATION -- BANKING SECTOR PROFUND VP

FUND STRATEGY

          The Banking Sector ProFund VP seeks daily investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Banking Sector Index.

          The Index measures the performance of the banking economic sector of the U.S. equity market. Component companies include [_________________________]. The Banking Sector ProFund VP primarily invests in banking companies or in instruments that provide exposure to these companies.

          As of March 31, 2000, the Index consisted of [ ] stocks. Its three largest stocks were [____________________] (which comprised [_____%], [_____%], and [_____%], respectively, of its market capitalization). The Banking Sector ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in [__________], which comprised [_____%] and [_____%], respectively, of its market capitalization (based on the composition of the Index).

RISK CONSIDERATIONS

          In addition to the risks discussed in the Overview for all Sector ProFunds VP, the Banking Sector ProFund VP is subject to the following risks:

          o Companies in this sector are subject to extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

          o The profitability of companies in this sector is adversely affected by increases in interest rates.

          o The profitability of companies in this sector is adversely affected by loan losses, which usually increase in economic downturns.

          o    Banks may be subject to severe price competition.

          o    Newly   enacted   laws  are   expected  to  result  in  increased
               inter-industry consolidation and competition in the banking sector.

          o The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

          Because the Banking Sector ProFund VP is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

              FUND INFORMATION - BASIC MATERIALS SECTOR PROFUND VP

FUND STRATEGY

          The Basic Materials Sector ProFund VP seeks daily investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic Materials Sector Index.

          The Index measures the performance of the basic materials economic sector of the U.S. equity market. Component companies are involved in the production of aluminum, chemicals, commodities, chemical specialty products, forest products, non-ferrous mining products, paper products, precious metals and steel. The Basic Materials Sector ProFund VP primarily invests in basic material companies or in instruments that provide exposure to these companies.

          As of March 31, 2000, the Index consisted of 87 stocks. Its three largest stocks were E.I. DuPont de Nemours and Company, Alcoa, Inc. and The Dow Chemical Company (which comprised 19.44%, 9.07% and 8.73%, respectively, of its market capitalization). The Basic Materials Sector ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in chemicals, which comprised 57.63% of its market capitalization (based on the composition of the Index).

RISK CONSIDERATIONS

          In addition to the risks discussed in the Overview for all Sector ProFunds VP, the Basic Materials Sector ProFund VP is subject to the following risks:

          o Companies in this sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition.

          o Production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns.

          o Companies in this sector are at risk for environmental damage and product liability claims.

          o Companies in this sector may be adversely affected by depletion of resources, technical progress, labor relations, and government regulations.

          o The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

          Because the Basic Materials Sector ProFund VP is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

               FUND INFORMATION -- BIOTECHNOLOGY SECTOR PROFUND VP

FUND STRATEGY

          The Biotechnology Sector ProFund VP seeks daily investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Biotechnology Index.

          The Index measures the performance of the biotechnology sector of the U.S. equity market. Component companies include those engaged in genetic research, and/or the marketing and development of recombinant DNA products. Makers of artificial blood and contract biotechnology researchers are also included in the Index. The Biotechnology Sector ProFund VP primarily invests in biotechnology companies or in instruments that provide exposure to these companies. Companies represented in this sector in which the Biotechnology Sector ProFund VP may invest include companies that may be newly-formed and that have relatively small market capitalizations.

          As of March 31, 2000, the Index consisted of 47 stocks. Its three largest stocks were Amgen, Inc., Monsanto Co., and Immunex Corp. (which comprised 26.95%, 14.05%, and 13.44%, respectively, of its market capitalization). The Biotechnology Sector ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

RISK CONSIDERATIONS

          In addition to risks discussed in the Overview for Sector ProFunds VP, the Biotechnology Sector ProFund VP is subject to the following risks:

          o Biotechnology companies are heavily dependent on patents and intellectual property rights. The loss or impairment of such rights may adversely affect the profitability of these companies.

          o Companies in this sector are subject to risks of new technologies and competitive pressures.

          o    Companies   in  this  sector   spend   heavily  on  research  and
               development   and  their  products  or  services  may  not  prove
               commercially successful or may become obsolete quickly.

          o    Biotechnology  companies  are  subject  to  regulations  by,  and restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

          o Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.

          o The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

          Because the Biotechnology Sector ProFund VP is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

             FUND INFORMATION -- CONSUMER CYCLICAL SECTOR PROFUND VP

FUND STRATEGY

          The Consumer Cyclical Sector ProFund VP seeks daily investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer Cyclical Sector Index.

          The Index measures the performance of the consumer cyclical economic sector of the U.S. equity market. Component companies include airlines, auto manufacturers, tire and rubber manufacturers, auto parts suppliers, casinos, toy manufacturers, restaurant chains, home construction companies, lodging chains, broadline retailers, specialty retailers, footwear and clothing/fabric manufacturers, and media companies, such as advertising companies, entertainment and leisure companies, consumer electronic companies, broadcasters and publishers. The Consumer Cyclical Sector ProFund VP primarily invests in consumer cyclical companies or in instruments that provide exposure to these companies.

          As of March 31, 2000, the Index consisted of 343 stocks. Its three largest stocks were Wal-Mart Stores, Inc., The Home Depot, Inc. and Time Warner, Inc. (which comprised 12.65%, 7.60% and 6.00%, respectively, of its market capitalization).

RISK CONSIDERATIONS

          In addition to the risks discussed in the Overview for all the Sector ProFunds VP, the Consumer Cyclical Sector ProFund VP is subject to the following risks:

          o The success of consumer product manufacturers and retailers is tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence.

          o The success of companies in this sector depends heavily on disposable household income and consumer spending.

          o    Companies in this sector are subject to severe competition.

          o Changes in demographics and consumer tastes can affect the success of consumer products.

          o The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

          Because the Consumer Cyclical Sector ProFund VP is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

                    FUND INFORMATION -- CONSUMER NON-CYCLICAL
                                SECTOR PROFUND VP

FUND STRATEGY


          The Consumer Non-Cyclical Sector ProFund VP seeks daily investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer Non-Cyclical Sector Index.

          The Index measures the performance of the consumer non-cyclical economic sector of the U.S. equity market. Component companies include distillers and brewers, producers of soft drinks, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food retailers, other food companies, tobacco and agricultural companies. The Consumer Non-Cyclical Sector ProFund VP primarily invests in consumer non-cyclical companies or in instruments that provide exposure to these companies.

          As of March 31, 2000, the Index consisted of 148 stocks. Its three largest stocks were America Online, Inc., The Coca-Cola Company and Yahoo Inc. (which comprised 13.77%, 10.40% and 8.10%, respectively, of its market capitalization). The Consumer Non-Cyclical Sector ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in food and beverage, and consumer services, which comprised 34.44% and 31.29%, respectively, of its market capitalization (based on the composition of the Index).

RISK CONSIDERATIONS

          In addition to the risks discussed in the Overview for all Sector ProFunds VP, the Consumer Non-Cyclical Sector ProFund VP is subject to the following risks:

          o Governmental regulation affecting the permissibility of using various food additives and production methods could affect the profitability of companies in this sector.

          o Tobacco companies may be adversely affected by new laws and/or by litigation.

          o The success of food, soft drink and fashion related products might be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

          o The products of internet-related and software companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

          o Software and computer companies are heavily dependent on patents and intellectual property rights. The loss or impairment of such rights may adversely affect the profitability of these companies.

          o The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

          Because the Consumer Non-Cyclical Sector ProFund VP is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

                  FUND INFORMATION -- ENERGY SECTOR PROFUND VP

FUND STRATEGY

          The Energy Sector ProFund VP seeks daily investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Energy Sector Index.

          The Index measures the performance of the energy sector of the U.S. equity market. Component companies include oil equipment and services, oil-major, oil-secondary and pipelines. The Energy Sector ProFund VP primarily invests in energy companies or in instruments that provide exposure to these companies.

          As of March 31, 2000, the Index consisted of 88 stocks. Its three largest stocks were Exxon Mobil Corporation, Chevron Corporation and Schlumberger Limited (which comprised 37.95%, 8.55% and 5.93%, respectively, of its market capitalization). The Energy Sector ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in oil and gas, which comprised 99.88% of its market capitalization (based on the composition of the Index).

RISK CONSIDERATIONS

          In addition to the risks discussed in the Overview for all Sector ProFunds VP, the Energy Sector ProFund VP is subject to the following risks:

          o The profitability of companies in this sector is related to worldwide energy prices and exploration, and production spending.

          o Companies in this sector could be adversely affected by changes in exchange rates.

          o Companies in this sector are affected by government regulation, world events and economic conditions, and are subject to market, economic and political risks of the countries where energy companies are located or do business.

          o Companies in this sector are at risk for environmental damage claims.

          o The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

          Because the Energy Sector ProFund VP is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

                      FUND INFORMATION -- ENTERTAINMENT AND
                            LEISURE SECTOR PROFUND VP

FUND STRATEGY

          The Entertainment and Leisure Sector ProFund VP seeks daily investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Entertainment and Leisure Sector Index.

          The Index measures the performance of the entertainment sector of the U.S. equity market. Component companies include [__________], [__________]. The Entertainment and Leisure Sector ProFund VP primarily invests in entertainment companies or in instruments that provide exposure to these companies.

          As of March 31, 2000, the Index consisted of [ ] stocks. Its three largest stocks were [__________], [__________], and [__________] (which comprised [_____%], [_____%], and [_____%], respectively, of its market capitalization).

RISK CONSIDERATIONS

          In addition to the risks discussed in the Overview for all Sector ProFunds VP, the Entertainment and Leisure Sector ProFund VP is subject to the following risks:

          o The success of companies in this sector is tied closely to the performance of the domestic and international economy.

          o Companies in this sector are increasingly affected by government regulation.

          o The success of companies in this sector depends heavily on disposable household income and consumer spending.

          o    Companies in this sector are subject to severe competition.

          o Changes in demographics and consumer tastes can affect the success of companies in the entertainment industry.

          o    Companies   in  this   sector   are   subject  to  risks  of  new
               technologies.

          o The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

          Because the Entertainment and Leisure Sector ProFund VP is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

                 FUND INFORMATION -- FINANCIAL SECTOR PROFUND VP

FUND STRATEGY

          The Financial Sector ProFund VP seeks daily investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Financial Sector Index.

          The Index measures the performance of the financial economic sector of the U.S. equity market. Component companies include regional banks, major international banks, insurance companies, companies that invest, directly or indirectly, in real estate, Fannie Mae, credit card insurers, check cashing companies, mortgage lenders, investment advisors, savings and loans, savings banks, thrifts, building associations and societies, credit unions, securities broker-dealers, including investment banks and merchant banks, online brokers, publicly traded stock exchanges, and specialty finance companies. The Financial Sector ProFund VP primarily invests in financial services companies or in instruments that provide exposure to these companies.

          As of March 31, 2000, the Index consisted of 344 stocks. Its three largest stocks were Citigroup, Inc., American International Group, Inc. (AIG) and Morgan Stanley Dean Witter Discover & Company (which comprised 10.10%, 8.56% and 4.68%, respectively, of its market capitalization). The Financial Sector ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in specialty finance and banks, which comprised 41.75% and 35.08%, respectively, of its market capitalization (based on the composition of the Index).

RISK CONSIDERATIONS

          In addition to the risks discussed in the Overview for all Sector ProFunds VP, the Financial Sector ProFund VP is subject to the following risks:

          o Companies in this sector are subject to extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

          o The profitability of companies in this sector is adversely affected by increases in interest rates.

          o The profitability of companies in this sector is adversely affected by loan losses, which usually increase in economic downturns.

          o    Insurance companies may be subject to severe price competition.

          o    Newly   enacted   laws  are   expected  to  result  in  increased
               inter-industry consolidation and competition in the financial sector.

          o The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

 FUND PERFORMANCE

          Because the Financial Sector ProFund VP is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

FUND INFORMATION -- HEALTHCARE SECTOR PROFUND VP

FUND STRATEGY

          The Healthcare Sector ProFund VP seeks daily investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Healthcare Sector Index.

          The Index measures the performance of the healthcare sector of the U.S. equity market. Component companies include health care providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals. The Healthcare Sector ProFund VP primarily invests in healthcare companies or in instruments that provide exposure to these companies.

          As of March 31, 2000, the Index consisted of 171 stocks. Its three largest stocks were Merck & Company, Inc., Pfizer Inc. and Bristol-Myers Squibb Company (which comprised 10.42%, 10.15% and 8.22%, respectively, of its market capitalization). The Healthcare Sector ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in pharmaceuticals and biotechnology, which comprised 78.29% of its market capitalization (based on the composition of the Index).

RISK CONSIDERATIONS

          In addition to the risks discussed in the Overview for all Sector ProFunds VP, the Healthcare Sector ProFund VP is subject to the following risks:

          o Many companies in this sector are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies.

          o Companies in this sector are subject to extensive litigation based on product liability and similar claims.

          o Companies in this sector are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting.

          o Many new products in this sector are subject to the approval of the Food and Drug Administration. The process of obtaining such approval can be long and costly.

          o    Companies   in  this  sector  may  be   susceptible   to  product
               obsolescence.

          o The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

          Because the Healthcare Sector ProFund VP is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

                FUND INFORMATION -- INDUSTRIAL SECTOR PROFUND VP

FUND STRATEGY

          The Industrial Sector ProFund VP seeks daily investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Industrial Sector Index.

          The Index measures the performance of the industrial sector of the U.S. equity market. Component companies include aerospace and defense companies, advanced industrial companies, equipment manufacturers, air freight companies, building material manufacturers, packaging companies, manufacturers of electrical components and equipment, heavy construction companies, manufacturers of heavy machinery, industrial services companies, industrial companies, marine transportation companies, railroads, shipbuilders, and trucking companies. The Industrial Sector ProFund VP primarily invests in industrial companies or in instruments that provide exposure to these companies.

          As of March 31, 2000, the Index consisted of 382 stocks. Its three largest stocks were General Electric Company, Tyco International Ltd. and JDS Uniphase Corporation (which comprised 27.57%, 4.66% and 4.10%, respectively, of its market capitalization). The Industrial Sector ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in industrial diversified, which comprised 46.74% of its market capitalization (based on the composition of the Index).

RISK CONSIDERATIONS

          In addition to the risks discussed in the Overview for all Sector ProFunds VP, the Industrial Sector ProFund VP is subject to the following risks:

          o The stock prices of companies in this sector are affected by supply and demand both for their specific product or service and for industrial sector products in general.

          o    The  products  of   manufacturing   companies  may  face  product
               obsolescence due to rapid technological developments and frequent new product introduction.

          o Government regulation, world events and economic conditions affect the performance of companies in this sector.

          o Companies in this sector are at risk for environmental damage and product liability claims.

          o The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

          Because the Industrial Sector ProFund VP is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

                 FUND INFORMATION -- INTERNET SECTOR PROFUND VP

FUND STRATEGY

          The Internet Sector ProFund VP seeks daily investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Internet Index.

          The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is comprised of two sub-groups:

          Internet Commerce: companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site.

          Internet Services: companies that derive the majority of their revenues from providing access to the Internet or providing enabling services to people using the Internet.

The Internet Sector ProFund VP primarily invests in internet companies or in instruments that provide exposure to these companies.

          As of March 31, 2000, the Index consisted of 40 stocks. Its three largest stocks were America Online, Inc., CMGI, Inc. and Exodus Communications TM, Inc. (which comprised 10.59%, 7.29% and 5.92%, respectively, of its market capitalization). The Internet Sector ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in general industrial services and consumer services, which comprised 32.06% and 29.65%, respectively, of its market capitalization (based on the composition of the Index).

RISK CONSIDERATIONS

          In addition to the risks discussed in the Overview for all Sector ProFunds VP, the Internet Sector ProFund VP is subject to the following risks:

          o    Companies   in  this  sector   spend   heavily  on  research  and
               development   and  their  products  or  services  may  not  prove
               commercially successful or may become obsolete quickly.

          o    The  Internet  sector  may be  subject  to  greater  governmental regulation than other sectors and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on this sector.

          o Companies in this sector are subject to risks of new technologies and competitive pressures.

          o Companies in this sector are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

          o The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

          Because the Internet Sector ProFund VP is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

              FUND INFORMATION -- OILFIELD EQUIPMENT AND SERVICES
                                SECTOR PROFUND VP

FUND STRATEGY

          The Oilfield Equipment and Services Sector ProFund VP seeks daily investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oilfield Equipment and Services Sector Index.

          The Index measures the performance of the oilfield equipment and services sector of the U.S. equity market. Component companies include [_________________________]. The Oilfield Equipment and Services Sector ProFund VP primarily invests in oil equipment and service companies or in instruments that provide exposure to these companies.

          As of March 31, 2000, the Index consisted of [ ] stocks. Its three largest stocks were [__________], [__________], and [__________] (which comprised [_____%], [_____%], and [_____%], respectively, of its market capitalization). The Oilfield Equipment and Services Sector ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in [_____], which comprised [_____%] of its market capitalization (based on the composition of the Index).

RISK CONSIDERATIONS

          In addition to the risks discussed in the Overview for all Sector ProFunds VP, the Oilfield Equipment and Services Sector ProFund VP is subject to the following risks:

          o The profitability of companies in this sector is related to worldwide oil exploration and production spending.

          o Companies in this sector could be adversely affected by changes in currency exchange rates.

          o Companies in this sector are affected by government environmental regulations, world events and economic conditions, and are subject to market, economic and political risks of the countries where oil companies are located or do business.

          o Low consumer demand, warmer winters, and energy efficiency may lower demand for oil-related products.

          o Companies in this sector are at risk for environmental damage claims.

          o The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

          Because the Oilfield Equipment and Services Sector ProFund VP is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

              FUND INFORMATION - PHARMACEUTICALS SECTOR PROFUND VP

FUND STRATEGY

          The Pharmaceuticals Sector ProFund VP seeks daily investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Pharmaceuticals Index.

          The Index measures the performance of the pharmaceuticals sector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as aspirin, cold remedies, birth control pills, and vaccines, as well as companies engaged in contract drug research. The Pharmaceuticals Sector ProFund VP primarily invests in pharmaceutical companies or in instruments that provide exposure to these companies.

          As of March 31, 2000, the Index consisted of 42 stocks. Its three largest stocks were Merck & Co., Inc., Pfizer, Inc., and Bristol-Myers Squibb (which comprised 16.79%, 16.37%, and 13.25%, respectively, of its market capitalization). The Pharmaceuticals Sector ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

RISK CONSIDERATIONS

          In addition to the risks discussed in the Overview for all Sector ProFunds VP, the Pharmaceuticals Sector ProFund VP is subject to the following risks:

          o The prices of the securities of pharmaceuticals companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability.

          o    Companies   in  this  sector   spend   heavily  on  research  and
               development and their products and services may not prove commercially successful or may become obsolete quickly.

          o Liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a pharmaceutical company's market value and/or share price.

          o Companies in this sector are affected by government regulation, world events and economic conditions, and are subject to market, economic and political risks of the countries where energy companies are located or do business.

          o The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

          Because the Pharmaceuticals Sector ProFund VP is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

              FUND INFORMATION -- PRECIOUS METALS SECTOR PROFUND VP


FUND STRATEGY

          The Precious Metals Sector ProFund VP seeks daily investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Precious Metals Index.

          The Index measures the performance of the precious metals economic sector of the U.S. equity market. Component companies include companies involved in the mining and production of gold, silver, and other precious metals. Companies involved in the mining and production of precious stones, such as diamonds, or the harvesting and production of pearls. This does not include, however, producers of commemorative medals and coins that are made of these metals or stones. The Precious Metals Sector ProFund VP primarily invests in precious metal companies or in instruments that provide exposure to these companies.

          As of March 31, 2000, the Index consisted of 5 stocks. Its three largest stocks were Newmont Mining Corp., and Freeport-McMoRan Copper & Gold, Inc. Class B (which comprised 51.18%, 20.71%, and 16.21%, respectively, of its market capitalization). The Precious Metals Sector ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

RISK CONSIDERATIONS

          In addition to the risks discussed in the Overview for all Sector ProFunds VP, the Precious Metals Sector ProFund VP is subject to the following of risks:

          o The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations or currency fluctuations.

          o    Speculation, worldwide demand.

          o Companies in this sector are affected by government regulation, world events and economic conditions, and are subject to market, economic and political risks of the countries where energy companies are located or do business.

          o Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.

          o The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

          Because the Precious Metals Sector ProFund VP is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

                FUND INFORMATION - REAL ESTATE SECTOR PROFUND VP

FUND STRATEGY

          The Real Estate Sector ProFund VP seeks daily investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Real Estate Index.

          The Index measures the performance of the real estate industry sector of the U.S. equity market. Component companies include hotel and resort companies and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. The Real Estate Sector ProFund VP primarily invests in real estate companies or in instruments that provide exposure to these companies.

          As of March 31, 2000, the Index consisted of 78 stocks. Its three largest stocks were Equity Office Properties Trust, Equity Residential Properties Trust and Starwood Hotels & Resorts Worldwide, Inc. (which comprised 6.08%, 4.87% and 4.76%, respectively, of its market capitalization). The Real Estate Sector ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in real estate, which comprised 100% of its market capitalization (based on the composition of the Index).

RISK CONSIDERATIONS

          In addition to the risks discussed in the Overview for all the Sector ProFunds VP, the Real Estate Sector ProFund VP is subject to the following of risks:

          o Investment in this sector is subject to many of the same risks associated with the direct ownership of real estate such as:

               o Adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates);

               o    Obsolescence of properties;

               o Changes in the availability, cost and terms of mortgage funds; and

               o    The impact of environmental laws.

          o A REIT that fails to comply with federal tax requirements affecting REITs would be subject to federal income taxation.

          o The federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures.

          o Transactions between REITs and their affiliates may be subject to conflicts of interest, which may adversely affect shareholders.

          o The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

          Because the Real Estate Sector ProFund VP is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

               FUND INFORMATION - SEMICONDUCTOR SECTOR PROFUND VP

FUND STRATEGY

          The Semiconductor Sector ProFund VP seeks daily investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Semiconductor Index.

          The Index measures the performance of the semiconductor sector of the U.S. equity market. Component companies engaged in the production of semiconductors and other integrated chips, as well as other related products such as circuit boards and motherboards. Companies represented in this sector in which the Semiconductor Sector ProFund VP may invest include companies that may be newly-formed and that have relatively small market capitalizations.

          As of March 31, 2000, the Index consisted of 68 stocks. Its three largest stocks were Intel Corp., Texas Instruments, Inc., and Applied Materials, Inc. (which comprised 38.28%, 11.35%, and 6.56%, respectively, of its market capitalization). The Semiconductor Sector ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

RISK CONSIDERATIONS

          In addition to the risks discussed in the Overview for all Sector ProFunds VP, the Semiconductor Sector ProFund VP is subject to the following risks:

          o The prices of the securities of semiconductor companies may fluctuate widely due to risks of rapid obsolescence of products.

          o Intense competition and competition faced from subsidized foreign competitors with lower production costs.

          o    The economic performance of their customers.

          o High technology and research costs (especially in light of decreased defense spending by the U.S. Government), and their products may not prove commercially successful.

          o The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

          Because the Semiconductor Sector ProFund VP is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

                FUND INFORMATION -- TECHNOLOGY SECTOR PROFUND VP

FUND STRATEGY

          The Technology Sector ProFund VP seeks daily investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Technology Sector Index.

          The Index measures the performance of the technology sector of the U.S. equity market. Component companies include those involved in the development and production of technology products, including computer hardware and software, telecommunications equipment, microcomputer components, integrated computer circuits and office equipment utilizing technology. The Technology Sector ProFund VP primarily invests in technology companies or in instruments that provide exposure to these companies.

          As of March 31, 2000, the Index consisted of 319 stocks. Its three largest stocks were Microsoft Corporation, Cisco Systems, Inc. and Intel Corporation (which comprised 11.56%, 11.05% and 9.21%, respectively, of its market capitalization). The Technology Sector ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in hardware and equipment, and software, which comprised 69.54% and 30.46%, respectively, of its market capitalization (based on the composition of the Index).

RISK CONSIDERATIONS

          In addition to the risks described in the Overview for all Sector ProFunds VP, the Technology Sector ProFund VP is subject to the following risks:

          o Technology companies face intense competition, both domestically and internationally.

          o Technology companies may have limited product lines, markets, financial resources or personnel.

          o    The   products  of   technology   companies   may  face   product
               obsolescence due to rapid technological developments and frequent new product introduction.

          o Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

          o Companies in this sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

          o The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

          Because the Technology Sector ProFund VP is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

            FUND INFORMATION -- TELECOMMUNICATIONS SECTOR PROFUND VP

FUND STRATEGY


          The Telecommunications Sector ProFund VP seeks daily investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Telecommunications Sector Index.

          The Index measures the performance of the telecommunications sector of the U.S. equity market. Component companies include fixed line communications and wireless communications companies. The Telecommunications Sector ProFund VP primarily invests in telecommunications companies or in instruments that provide exposure to these companies.

          As of March 31, 2000, the Index consisted of 54 stocks. Its three largest stocks were AT&T Corporation, SBC Communications Inc. and MCI Worldcom, Inc. (which comprised 15.83%, 12.62% and 11.33%, respectively, of its market capitalization). The Telecommunications Sector ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in fixed line communications, which comprised 86.07% of its market capitalization (based on the composition of the Index).

RISK CONSIDERATIONS

          In addition to the risks discussed in the Overview for all Sector ProFunds VP, the Telecommunications Sector ProFund VP is subject to the following risks:

          o The domestic telecommunications market is characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities.

          o Companies in this sector need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology.

          o Technological innovations may make the products and services of telecommunications companies obsolete.

          o The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

          Because the Telecommunications Sector ProFund VP is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

                 FUND INFORMATION -- UTILITIES SECTOR PROFUND VP

FUND STRATEGY

          The Utilities Sector ProFund VP seeks daily investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Utilities Sector Index.

          The Index measures the performance of the utilities sector of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities. The Utilities Sector ProFund VP primarily invests in utility companies or in instruments that provide exposure to these companies.

          As of March 31, 2000, the Index consisted of 88 stocks. Its three largest stocks were Enron Corporation, Duke Energy Corporation and AES Corporation (which comprised 15.07%, 5.40% and 4.57%, respectively, of its market capitalization). The Utilities Sector ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated. As of March 31, 2000, the Index was concentrated in electric utilities, which comprised 92.18% of its market capitalization (based on the composition of the Index).

RISK CONSIDERATIONS

          In addition to the risks discussed in the Overview for all Sector ProFunds VP, the Utilities Sector ProFund VP is subject to the following risks:

          o The rates of regulated utility companies are subject to review and limitation by governmental regulatory commissions.

          o The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.

          o As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures where they have no experience.

          o    Deregulation   is   subjecting   utility   companies  to  greater
               competition and may adversely affect profitability.

          o The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

          Because the Utilities Sector ProFund VP is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

                   FUND INFORMATION - WIRELESS COMMUNICATIONS
                                SECTOR PROFUND VP

FUND STRATEGY

          The Wireless Communications Sector ProFund VP seeks daily investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Wireless Communications Index.

          The Index measures the performance of the wireless communications sector of the U.S. equity market. Component companies include the providers of mobile telephone services, including cellular telephone systems, and paging and wireless services. The Wireless Communications Sector ProFund VP primarily invests in wireless communication companies or in instruments that provide exposure to these companies. Companies represented in this sector in which the Wireless Communications Sector ProFund VP may invest include companies that may be newly-formed and that have relatively small market capitalizations.

          As of March 31, 2000, the Index consisted of 16 stocks. Its three largest stocks were Sprint Corp. (PCS Group), Nextel Communications, Inc. Class A, and Voicestream Wireless Corp. (which comprised 37.03%, 33.65%, and 12.03%, respectively, of its market capitalization). The Wireless Communications Sector ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent the Index is so concentrated.

RISK CONSIDERATIONS

          In addition to the risks discussed in the Overview for all Sector ProFunds VP, the Wireless Communications Sector ProFund VP is subject to the following risks:

          o The prices of the securities of wireless communications companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered.

          o fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors.

          o Recent industry consolidation trends may lead to increased regulation of wireless communications companies in their primary markets.

          o Companies in this sector may be thinly capitalized, and may have limited product lines, markets, financial resources or personnel.

          o The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

FUND PERFORMANCE

          Because the Wireless Communications Sector ProFund VP is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as indexes.

                           SECTOR PROFUNDS VP STRATEGY

          The investments made by a Sector ProFund VP and the results achieved by the Sector ProFund VP at any given time are not expected to be the same as those made by other mutual funds for which the Advisor acts as investment advisor, including mutual funds with names, investment objectives and policies similar to the Sector ProFunds VP. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to a Sector ProFund VP.

What the Sector ProFunds VP Do

Each Sector ProFund VP:

          o Seeks to provide its shareholders with predictable investment returns approximating its benchmark by investing in securities and other financial instruments, such as futures and options on futures.

          o    Uses a mathematical and quantitative approach.

          o Pursues its objective regardless of market conditions, trends or direction.

          o    Seeks to provide correlation with its benchmark on a daily basis.

What the Sector ProFunds VP Do Not Do

The Advisor does not:

          o Conduct conventional stock research or analysis or forecast stock market movement in managing the assets of the Sector ProFunds VP.

          o Invest the assets of the Sector ProFunds VP in stocks or instruments based on the Advisor's view of the fundamental prospects of particular companies.

          o    Adopt   defensive   positions  by  investing  in  cash  or  other
               instruments in anticipation of an adverse climate for their benchmark indexes.

          o Seek to invest to realize dividend income from the investments of the Sector ProFunds VP.

          o Seek to provide correlation with the benchmarks over a period of time other than daily, such as monthly or annually, since mathematical compounding prevents the Sector ProFunds VP from achieving such results.

Important Concepts

          o Futures, or futures contracts, are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities, on an agreed-upon date.

          o Option contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed sum during a specified period or on a specified day, or to receive cash upon exercise of the option (in the case of an index option).

          o American Depository Receipts represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

Portfolio Turnover

          The Advisor expects a significant portion of the assets of the Sector ProFunds VP to come from professional money managers and investors who use the Sector ProFunds VP as part of "market timing" investment strategies. These strategies often call for frequent trading of Sector ProFunds VP shares to take advantage of anticipated changes in market conditions. Although the Advisor believes its accounting methodology should minimize the effect on the Sector ProFunds VP of such trading, market timing trading could increase the rate of portfolio turnover in the Sector ProFunds VP, increasing transaction expenses. In addition, while the Sector ProFunds VP do not expect it, large movements of assets into and out of the Sector ProFunds VP may negatively impact their abilities to achieve their investment objectives or their level of operating expenses.

                               GENERAL INFORMATION

Calculating Share Prices

          Each Sector ProFund VP calculates daily share prices on the basis of the net asset value of its shares at the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m., Eastern time) every day the NYSE and the Chicago Mercantile Exchange are open for business.

          The Sector ProFunds VP value shares by dividing the market value of the assets attributable to a Sector ProFund VP, less the liabilities attributable to the Sector ProFund VP, by the number of its outstanding shares. The Sector ProFunds VP use the following methods for arriving at the current market price of investments held by them:


          o securities listed and traded on exchanges--the last price the stock traded at on a given day, or if there were no sales, the mean between the closing bid and asked prices.

          o securities traded over-the-counter--NASDAQ-supplied information on the prevailing bid and asked prices.

          o futures contracts and options on indexes and securities--the last sale price prior to the close of regular trading on the NYSE.

          o options on futures contracts--priced at fair value determined with reference to established future exchanges.

          o    bonds  and  convertible   bonds  generally  are  valued  using  a
               third-party pricing system.

          o short-term debt securities are valued at amortized cost, which approximates market value.

          o foreign exchange values used to calculate net asset values will be the mean of the bid price and the asked price for the respective foreign currency occurring immediately before the NYSE closes.

          When price quotes are not readily available, securities and other assets are valued at fair value in good faith under procedures established by, and under the general supervision and responsibility of, the Board of Trustees. This procedure incurs the unavoidable risk that the valuation may be higher or lower than the securities might actually command if the Sector ProFunds VP sold them. In the event that a trading halt closes the NYSE or a futures exchange early, portfolio investments may be valued at fair value, or in a manner that is different from the discussion above. See the Statement of Additional Information for more details.

          The New York Stock Exchange and the Chicago Mercantile Exchange, a leading market for futures and options, are open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Either or both of these Exchanges may close early on the business day before each of these holidays. Either or both of these Exchanges also may close early on the day after Thanksgiving Day and the day before Christmas holiday.

Purchasing and Redeeming  Shares

          Shares of the Sector ProFunds VP are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts. Shares of the Sector ProFunds VP are purchased or redeemed at the net asset value per share next determined after receipt and acceptance of a purchase order or redemption request. Each Sector ProFund VP reserves the right to reject or refuse, in its discretion, any order for the purchase of its shares, in whole or in part.

          Payment for shares redeemed normally will be made within seven days. The Sector ProFunds VP intend to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

          Investors do not deal directly with the Sector ProFunds VP to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate accounts that invest in the Sector ProFunds VP.

          The Sector ProFunds VP currently do not foresee any disadvantages to investors if the Sector ProFunds VP served as investment media for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which a Sector ProFund VP served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Sector ProFund VP might be required to redeem the investment of one or more of its separate accounts from the Sector ProFund VP, which might force the Sector ProFund VP to sell securities at disadvantageous prices.

          The Sector ProFunds VP reserve the right to discontinue offering shares at any time, or to cease investment operations entirely. In the event that a Sector ProFund VP ceases offering its shares, any investments allocated to the Sector ProFund VP may, subject to any necessary regulatory approvals, be invested in another Sector ProFund VP deemed appropriate by the Board of Trustees.

Distribution of Shares

          Under a distribution plan adopted by the Board of Trustees, each Sector ProFund VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procuring a variety of services relating to the promotion, sale and servicing of shares of the Sector ProFund VP. Over time, fees paid under the plan will increase the cost of your investment and may cost you more than other types of sales charges.

Tax Information

          Each Sector ProFund VP intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, each Sector ProFund VP will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

          If a Sector ProFund VP fails to meet this diversification requirement, income with respect to variable insurance contracts invested in that Sector ProFund VP at any time during the calendar year in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for the prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

          Since the shareholders of the Sector ProFunds VP will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level.

          For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

                                   MANAGEMENT

Board of Trustees and Officers

           The Sector ProFunds VP are series of ProFunds (the "Trust"), a registered investment company. The Board of Trustees is responsible for the general supervision of all series of the Trust, including the Sector ProFunds VP. The Trust's officers are responsible for day-to-day operations of the Sector ProFunds VP.

Investment Advisor

          ProFund Advisors LLC, located at 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland 20814, serves as the investment advisor to all of the Sector ProFunds VP. Founded in 1997, ProFund Advisors provides investment advisory and management services to the ProFunds family of mutual funds, which includes funds not described in this prospectus, totaling approximately [$___] billion in assets as of [__________]. The Advisor oversees the investment and reinvestment of the assets in each Sector ProFund VP, for which it is entitled to receive fees equal to 0.75% of the average daily net assets of each of the Sector ProFunds VP. [confirm]

          Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC, formerly served as senior vice president of Padco Advisors, Inc., which advised Rydex(R)Funds. In addition, Mr. Sapir practiced law for over 13 years, most recently as a partner in a Washington-based law firm. As an attorney, Mr. Sapir advised and represented mutual funds and other financial institutions. He holds degrees from Georgetown University Law Center (J.D.) and University of Miami (M.B.A. and B.A.).

          Louis M. Mayberg, President of ProFund Advisors LLC, co-founded National Capital Companies, L.L.C., an investment bank, in 1986, and manages its hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from George Washington University.

          William E. Seale, Ph.D., Director of Portfolio for ProFund Advisors LLC, has more than 29 years of experience in the commodity futures markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission. He earned his degrees at University of Kentucky. Dr. Seale also holds an appointment as Professor of Finance at George Washington University.

          Each Sector ProFund VP is managed by an investment team chaired by Dr. Seale.

Other Service Providers

          BISYS Fund Services ("BISYS"), located at 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219, acts as the administrator to the Sector ProFunds VP, providing operations, compliance and administrative services. Each Sector ProFund VP pays BISYS a fee, on a sliding scale, for its administrative services. For average daily net assets in the ProFund family of funds up to $300 million, the fee is 0.15% of average daily net assets, and it declines to 0.05% for average daily net assets of $1 billion or more on an annual basis.

          ProFund Advisors also performs client support and administrative services for the Sector ProFunds VP. Each Sector ProFund VP pays a fee of 0.15% on an annual basis, of its average daily net assets for these services.

Index Providers

          "Dow Jones" and each Dow Jones sector index are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Sector ProFunds VP, other than the licensing of the Dow Jones sector indices and its service marks for use in connection with the Sector ProFunds VP.

Dow Jones does not:

          o    Sponsor, endorse, sell or promote the Sector ProFunds VP.

          o Recommend that any person invest in the Sector ProFunds VP or any other securities.

          o Have any responsibility or liability for or make any decisions about timing, amount or pricing of the Sector ProFunds VP.

          o Have any responsibility or liability for the administration, management or marketing of the Sector ProFunds VP.

          o Consider the needs of the Sector ProFunds VP or investors in the Sector ProFunds VP in determining, composing or calculating the Dow Jones sector indices or have any obligation to do so.

--------------------------------------------------------------------------------

Dow Jones will not have any liability in connection with the Sector ProFunds VP. Specifically,

o Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about;

o The results to be obtained by the Sector ProFunds VP, investors in the Sector ProFunds VP or any other person in connection with the use of the Dow Jones sector indices and the data included in the Dow Jones sector indices;

o    The accuracy or completeness of the Dow Jones sector indices and its data;

o The merchantability and the fitness for a particular purpose or use of the Dow Jones sector indices and its data;

o Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices or its data; and

o Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

--------------------------------------------------------------------------------

The licensing agreement between ProFunds and Dow Jones is solely for their benefit and not for the benefit of the investors in the Sector ProFunds VP or any other third parties.

                                                                    [Back Cover]

You can find more detailed information about each of the Sector ProFunds VP in their current Statement of Additional Information, dated November __, 2000, which we have filed electronically with the Securities and Exchange Commission
(SEC) and which is incorporated by reference into, and is legally a part of, this prospectus dated November __, 2000. To receive your free copy of a Statement of Additional Information, or if you have questions about investing in the Sector ProFunds VP, write to us at:


ProFunds
P.O. Box 182800

Columbus, OH 43218-2800

or call our toll-free numbers:
(888) PRO-FNDS (888) 776-3637 For Investors
(888) PRO-5717 (888) 776-5717 Financial Professionals Only

or visit our website www.profunds.com.

You can find other information about the Sector ProFunds VP on the SEC's website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Sector ProFunds VP, including their Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.


                           ProFunds Executive Offices

                                  Bethesda, MD

[Logo]


811-08239

                                    PROFUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                        7900 WISCONSIN AVENUE, SUITE 300
                            BETHESDA, MARYLAND 20814

                       (888) 776-3637 RETAIL SHAREHOLDERS
                  (888) 776-5717 (FINANCIAL PROFESSIONALS ONLY)

     This Statement of Additional Information describes the ProFund VP OTC, the ProFund VP Small-Cap, the ProFund VP Japan, and 21 Sector ProFunds VP, which include: the Airlines Sector ProFund VP, the Banking Sector ProFund VP, the Basic Materials Sector ProFund VP, the Biotechnology Sector ProFund VP, the Consumer Cyclical Sector ProFund VP, the Consumer Non-Cyclical Sector ProFund VP, the Energy Sector ProFund VP, the Entertainment and Leisure Sector ProFund VP, the Financial Sector ProFund VP, the Healthcare Sector ProFund VP, the Industrial Sector ProFund VP, the Internet Sector ProFund VP, the Oilfield Equipment and Services Sector ProFund VP, the Pharmaceuticals Sector ProFund VP, the Precious Metals Sector ProFund VP, the Real Estate Sector ProFund VP, the Semiconductor Sector ProFund VP, the Technology Sector ProFund VP, the Telecommunications Sector ProFund VP, the Utilities Sector ProFund VP and the Wireless Communications Sector ProFund VP (collectively, the "ProFunds VP"). The ProFunds VP may be used by professional money managers and investors as part of an asset-allocation or market-timing investment strategy or to create specified investment exposure to a particular segment of the securities market or to hedge an existing investment portfolio. The ProFunds VP may be used independently or in combination with each other as part of an overall investment strategy.

     Shares of the ProFunds VP are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by ProFund Advisors LLC (the "Advisor").

     The ProFunds VP involve special risks, some not traditionally associated with mutual funds. Investors should carefully review and evaluate these risks in considering an investment in the ProFunds VP to determine whether an investment in a particular ProFund VP is appropriate. None of the ProFunds VP alone constitutes a balanced investment plan. Because of the inherent risks in any investment, there can be no assurance that the investment objectives of the ProFunds VP will be achieved.

     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectuses describing the ProFunds VP, dated November _, 2000, as supplemented from time to time, which incorporates this Statement of Additional Information by reference. Words or phrases used in the Statement of Additional Information without definition have the same meaning as ascribed to them in the Prospectuses. A copy of the Prospectuses are available, without charge, upon request to the address above or by telephoning at the telephone numbers above.

     The date of this Statement of Additional Information is November __, 2000.

                                TABLE OF CONTENTS

                                                                        PAGE

ProFunds VP..............................................................
Investment Policies and Techniques.......................................
Investment Restrictions..................................................
Determination of Net Asset Value.........................................
Portfolio Transactions and Brokerage.....................................
Management of ProFunds...................................................
Costs and Expenses.......................................................
Organization and Description of Shares of Beneficial Interest............
Taxation.................................................................
Performance Information..................................................
Financial Statements.....................................................

                                   PROFUNDS VP

     ProFunds (the "Trust") is an open-end management investment company, and currently comprises sixty-eight separate series. The twenty-four series discussed herein are offered to insurance company separate accounts. All of the ProFunds VP are classified as non-diversified, although certain of the ProFunds VP currently intend to operate in a diversified manner. Other series may be added in the future.

GENERAL

     Reference is made to the Prospectuses for a discussion of the investment objectives and policies of the ProFunds VP. In addition, set forth below is further information relating to the ProFunds VP. The discussion below supplements and should be read in conjunction with the Prospectuses. Portfolio management is provided to the ProFunds VP by ProFund Advisors LLC, a Maryland limited liability company with offices at 7900 Wisconsin Avenue, NW, Bethesda, Maryland 20814.

     Certain investment restrictions of a ProFund VP specifically identified as fundamental policies may not be changed without the affirmative vote of at least the majority of the outstanding shares of that ProFund VP, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). All investment objectives or investment policies of the ProFunds VP not specified as fundamental (including the benchmarks of the ProFunds VP) may be changed by the Trustees of the Trust without the approval of shareholders.

     It is the policy of the ProFunds VP to pursue their investment objectives and investment strategies regardless of market conditions, to remain nearly fully invested and not to take defensive positions.

     The investment strategies of the ProFunds VP discussed below, and as discussed in the Prospectuses, may be used by a ProFund VP if, in the opinion of the Advisor, these strategies will be advantageous to the ProFunds VP. The ProFunds VP are free to reduce or eliminate the ProFunds VP' activity in any of these areas without changing the ProFunds VP investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a ProFund VP will result in the achievement of its objective.

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and general investment policies of the ProFunds VP are described in the Prospectuses. Each Sector ProFund VP seeks to provide daily investment results, before fees and expenses, that correspond to 150% of the performance of a specified Dow Jones sector index. The sector-specific investment policies of the Sector ProFunds VP may increase the volatility of the Sector ProFunds VP. Each of the ProFund VP OTC, ProFund VP Small-Cap, and ProFund VP Japan seeks daily investment results that correspond to the performance of a specified underlying securities index.

     A ProFund VP may consider changing its benchmark if, for example, the current benchmark becomes unavailable, the ProFund VP believes the current benchmark no longer serves the investment needs of a majority of shareholders or another benchmark better serves their needs, or the financial or economic environment makes it difficult for its investment results to correspond sufficiently to its current benchmark. If believed appropriate, a ProFund VP may specify a benchmark for itself that is "leveraged" or proprietary. Of course, there can be no assurance that a ProFund VP will achieve its objective.

     Additional information concerning the characteristics of the investments of the ProFunds VP is set forth below.

EQUITY SECURITIES

     The market price of securities owned by a ProFund VP may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services. Equity securities generally have greater price volatility than fixed income securities, and the ProFunds VP are particularly sensitive to these market risks.

FOREIGN INVESTMENT RISK

     Each ProFund VP may invest in securities of foreign issuers, and the ProFund VP Japan, Pharmaceuticals Sector ProFund VP, and Precious Metals Sector ProFund VP may invest in securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities"). Investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers or securities that trade exclusively in U.S. markets. The securities markets of many foreign countries are relatively small, and foreign securities often trade with less frequency and volume than domestic securities and are usually not subject to the same degree of regulation as U.S. issuers. Special U.S. tax considerations may apply to a ProFund VP's investment in foreign securities.

AMERICAN DEPOSITORY RECEIPTS

     For many foreign securities, U.S. dollar denominated American Depository Receipts ("ADRs"), which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, a ProFund VP can avoid currency risks during the settlement period for either purchase or sales.

     In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

     A ProFund VP may invest in both sponsored and unsponsored ADRs. Unsponsored ADR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current as for sponsored ADRs, and the prices of unsponsored depository receipts may be more volatile than if such instruments were sponsored by the issuer.

CURRENCY RISK

     The ProFunds VP, and in particular the, ProFund VP Japan, Pharmaceuticals Sector ProFund VP, and Precious Metals Sector ProFund VP, may invest in securities that trade in, or receive revenues in, foreign currencies. To the extent that a ProFund VP does so, that ProFund VP will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time. ProFund VP assets which are denominated in foreign currencies may be devalued against the U.S. dollar, resulting in a loss.

REAL ESTATE INVESTMENT TRUSTS

     The Real Estate Sector ProFund VP may invest in real estate investment trusts ("REITS"). Equity REITs invest primarily in real property while mortgage REITS make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trust, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exempt status under the 1940 Act.

FUTURES CONTRACTS AND RELATED OPTIONS

     The ProFunds VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulation requirements. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

     When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

     Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of the ProFund VP's loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. The ProFunds VP may engage in related closing purchase or sale transactions with respect to options on futures contracts by buying an option of the same series as an option previously written by a ProFund VP, or selling an option of the same series as an option previously purchased by a ProFund VP. The ProFunds VP will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission.

     When a ProFund VP purchases or sells a stock index futures contract, or sells an option thereon, the ProFund VP "covers" its position. To cover its position, a ProFund VP may enter into an offsetting position or segregate (and mark-to-market on a daily basis) liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position.

     The ProFunds VP may purchase and sell futures contracts and options thereon only to the extent that such activities would be consistent with the requirements of Section 4.5 of the regulations promulgated by the Commodity Futures Trading Commission (the "CFTC Regulations") under the Commodity Exchange Act under which each of these ProFunds VP would be excluded from the definition of a "commodity pool operator." Under Section 4.5 of the CFTC Regulations, a ProFund VP may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-bona fide hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-bona fide hedging positions do not exceed 5% of the liquidation value of the ProFund VP's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (i.e., the amount by which the exercise price of the put option exceeds the current market value of the underlying security or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

     The ProFunds VP will cover their positions when they write a futures contract or option on a futures contract. A ProFund VP may "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the ProFund VP will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the futures contract. A ProFund VP may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract. A ProFund VP may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract.

     A ProFund VP may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the ProFund VP will segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the futures contract. A ProFund VP may also cover its sale of a call option by taking positions in instruments the prices of which are expected to move relatively consistently with the call option. A ProFund VP may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the ProFund VP will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund VP may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option.

     Although the ProFunds VP intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that a ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

INDEX OPTIONS

     The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, to hedge or limit the exposure of their positions and to create synthetic money market positions. See "Taxation" herein.

     A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

     Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a ProFund VP will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. Whether a ProFund VP will realize a profit or loss by the use of options on stock indexes will depend on movements in the direction of the stock market generally or of a particular industry or market segment. This requires different skills and techniques than are required for predicting changes in the price of individual stocks. A ProFund VP will not enter into an option position that exposes the ProFund VP to an obligation to another party, unless the ProFund VP either (i) owns an offsetting position in securities or other options and/or (ii) segregate cash or liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

     The ProFunds VP may engage in transactions in stock index options listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing their investment objectives. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

     Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index, or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board of Options Exchange (the "CBOE"), the AMEX, and other exchanges ("Exchanges"). Purchased over-the-counter options and the cover for written over-the-counter options will be subject to the 15% limitation on investment in illiquid securities by the ProFunds VP. See "Illiquid Securities."

     Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written
(sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a ProFund VP may buy or sell; however, the Advisor intends to comply with all limitations.

OPTIONS ON SECURITIES

     Each ProFund VP may buy and write (sell) options on securities for the purpose of realizing its investment objectives. By buying a call option, a ProFund VP has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a ProFund VP becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a ProFund VP has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a ProFund VP becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a ProFund VP may cover its position by owning the underlying security on which the option is written. Alternatively, the ProFund VP may cover its position by owning a call option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the ProFund VP or, if higher, by owning such call option and segregating cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a ProFund VP may cover its position by depositing and maintaining in a segregated account cash or liquid instruments equal in value to the exercise price of the call option written by the ProFund VP. When a ProFund VP writes a put option, the ProFund VP will segregate cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a ProFund VP to write call options on stocks held by the ProFund VP is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

     If a ProFund VP that writes an option wishes to terminate the ProFund VP's obligation, the ProFund VP may effect a "closing purchase transaction." The ProFund VP accomplishes this by buying an option of the same series as the option previously written by the ProFund VP. The effect of the purchase is that the writer's position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a ProFund VP which is the holder of an option may liquidate its position by effecting a "closing sale transaction." The ProFund VP accomplishes this by selling an option of the same series as the option previously purchased by the ProFund VP. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A ProFund VP will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the ProFund VP if the premium, plus commission costs, paid by the ProFund VP to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the ProFund VP on the sale of the call or the put option. The ProFund VP also will realize a gain if a call or put option which the ProFund VP has written lapses unexercised, because the ProFund VP would retain the premium.

     Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a ProFund VP. If an options market were to become unavailable, the ProFund VP would be unable to realize its profits or limit its losses until the ProFund VP could exercise options it holds, and the ProFund VP would remain obligated until options it wrote were exercised or expired. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

SWAP AGREEMENTS

     The ProFunds VP may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     Most swap agreements entered into by the ProFunds VP calculate the obligations of the parties to the agreement on a "net basis." Consequently, the current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

     A ProFund VP's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or liquid instruments. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a ProFund VP's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the ProFund VP illiquid investment limitations. A ProFund VP will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

     Each ProFund VP may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount.

     Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the ProFund VP receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP's risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and the ProFund VP will segregate cash or liquid instrument, having an aggregate net asset value at least equal to such accrued excess. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid instruments, as permitted by applicable law, the ProFunds VP and their Advisor believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a ProFund VP's borrowing restrictions.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, are responsible for determining and monitoring the liquidity of the ProFund VP transactions in swap agreements.

     The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. GOVERNMENT SECURITIES

     Each ProFund VP also may invest in U.S. government securities in pursuit of its investment objectives, as "cover" for the investment techniques these ProFunds VP employ, or for liquidity purposes.

     Yields on U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a ProFund VP's portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a ProFund VP's portfolio investments in these securities.

     U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored Federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

REPURCHASE AGREEMENTS

     Each of the ProFunds VP may enter into repurchase agreements with financial institutions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds VP not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other liquid assets held by the ProFund VP, amounts to more than 15% of its total net assets. The investments of each of the ProFunds VP in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.

CASH RESERVES

     To seek its investment objective, as a cash reserve, for liquidity purposes, or as "cover" for positions it has taken, each ProFund VP may temporarily invest all or part of the ProFund VP's assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.

REVERSE REPURCHASE AGREEMENTS

     The ProFunds VP may use reverse repurchase agreements as part of their investment strategies. Reverse repurchase agreements involve sales by a ProFund VP of portfolio assets concurrently with an agreement by the ProFund VP to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFund VP can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFund VP will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFund VP of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFunds VP intend to use the reverse repurchase technique only when it will be to a ProFund VP's advantage to do so. A ProFund VP will segregate cash or liquid instruments equal in value to the ProFund VP's obligations in respect of reverse repurchase agreements.

BORROWING

     The ProFunds VP may borrow money for cash management purposes or investment purposes. Each of the ProFunds VP may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a ProFund VP "covers" its repurchase obligations as described above in "Reverse Repurchase Agreements," such agreement will not be considered to be a "senior security" and, therefore, will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the ProFunds VP. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a ProFund VP's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the ProFund VP will increase more when the ProFund VP's portfolio assets increase in value and decrease more when the ProFund VP's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a ProFund VP might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

     As required by the 1940 Act, a ProFund VP must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the ProFund VP's assets should fail to meet this 300% coverage test, the ProFund VP, within three days (not including Sundays and holidays), will reduce the amount of the ProFund VP's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so. In addition to the foregoing, the ProFunds VP are authorized to borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the ProFund VP's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The ProFunds VP are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

LENDING OF PORTFOLIO SECURITIES

     Each of the ProFunds VP may lend its portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the ProFund VP and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending ProFund VP any income accruing thereon, and the ProFund VP may invest the cash collateral in portfolio securities, thereby earning additional income. A ProFund VP will not lend more than 33 1/3% of the value of the ProFund VP's total assets. Loans would be subject to termination by the lending ProFund VP on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending ProFund VP. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities lent should the borrower of the securities fail financially. A lending ProFund VP may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

     Each ProFund VP, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining its net asset value. Each ProFund VP will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the ProFund VP's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. A ProFund VP will segregate cash or liquid instruments equal to or greater in value than its purchase commitments for such when-issued or delayed-delivery securities.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

     The ProFunds VP may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. If a ProFund VP invests in, and, thus, is a shareholder of, another investment company, its shareholders will indirectly bear a proportionate share of the fees and expenses paid by such other investment company, in addition to the investment advisory fees payable directly by the ProFund VP and the other fees and expenses that the ProFund VP bears directly in connection with the ProFund VP's own operations.

ILLIQUID SECURITIES

     While none of the ProFunds VP anticipates doing so, each of the ProFunds VP may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be sold to qualified institutional buyers under Rule 144A of the 1933 Act. A ProFund VP will not invest more than 15% of the ProFund VP's net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the ProFund VP has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "Commission"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The ProFund VP may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on net asset value.

     Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and otherwise meet selection criteria, a ProFund VP may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The Commission staff has taken the position that the liquidity of Rule 144A restricted  securities  is a  question  of  fact  for a  board  of  trustees  to
determine,   such   determination   to  be  based  on  a  consideration  of  the
readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. Trustees of the Trust have delegated this responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a ProFund VP to the Advisor. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the liquidity of a ProFund VP.

PORTFOLIO TURNOVER

     The nature of the ProFunds VP will cause the ProFunds VP to experience substantial portfolio turnover. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses which would be borne by the ProFunds VP. In addition, a ProFund VP's portfolio turnover level may adversely affect the ability of the ProFund VP to achieve its investment objective. Because the portfolio turnover of each ProFund VP rate to a great extent will depend on the purchase, redemption, and exchange activity of the its investors, it is difficult to estimate what the actual turnover rate for a ProFund VP will be in the future. "Portfolio Turnover Rate" is defined under the rules of the Commission as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with  remaining  maturities  of  less  than  one  year  are  excluded  from  the calculation of portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the ProFunds VP invest since such contracts generally have a remaining maturity of less than one year. Pursuant to the formula prescribed by the Commission, the portfolio turnover rate for each ProFund VP is calculated without regard to instruments, including options and futures contracts, having a maturity of less than one year. Each ProFund VP expects to typically hold many of its investments in short-term options and futures contracts, which, therefore, are excluded for purposes of computing portfolio turnover.

SPECIAL CONSIDERATIONS

     To the extent discussed above and in the Prospectuses, the ProFunds VP present certain risks, some of which are further described below.

      TRACKING ERROR. While the Advisor expects that each of the ProFunds VP will track its benchmark index with a high level of correlation, several factors may affect the ability of a ProFund VP to achieve this correlation. Among these factors are: (1) a ProFund VP's expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by a ProFund VP; (2) less than all of the securities in the underlying securities index being held by a ProFund VP and securities not included in the underlying securities index being held by a ProFund VP; (3) an imperfect correlation between the performance of instruments held by a ProFund VP, such as futures contracts and options, and the performance of the underlying securities in the cash market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform the portfolio holdings of a ProFund VP to comply with investment restrictions or policies or regulatory or tax law requirements; (9) actual purchases and sales of the shares of a ProFund VP by insurance company separate accounts may differ from estimated transaction reported by the insurance companies prior to the time share prices are calculated; and (10) early and unanticipated closings of the markets on which the holdings of a ProFund VP trade, resulting in the inability of the ProFund VP to execute intended portfolio transactions. While a close correlation of a ProFund VP to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the net asset value of the shares of the ProFund VP may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

     NON-DIVERSIFIED STATUS. Each ProFund VP is a "non-diversified" series. Each ProFund VP is considered "non-diversified" because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. The portfolio securities of a ProFund VP, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company. The classification of a ProFund VP as a "non-diversified" investment company means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each ProFund VP, however, intends to seek to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, which imposes diversification requirements on the ProFunds VP that are less restrictive than the requirements applicable to "diversified" investment companies under the 1940 Act.

                             INVESTMENT RESTRICTIONS

     The ProFunds VP have adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a "majority" of the outstanding shares of a ProFund VP, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of:
(i) 67% or more of the shares of the series present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the ProFund VP are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the series. (All policies of a ProFund VP not specifically identified in this Statement of Additional Information or the Prospectuses as fundamental may be changed without a vote of the shareholders of the ProFund VP.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

     A ProFund VP may not:

1. Purchase or sell real estate, except that, to the extent permitted by applicable law, the ProFunds VP may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein, including REITS.

2. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the ProFund VP may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectuses and this Statement of Additional Information, as they may be amended from time to time.

3. Issue senior securities to the extent such issuance would violate applicable law.

4. Borrow money, except that the ProFund VP (i) may borrow from banks (as defined in the Investment Company Act of 1940) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. A ProFund VP may not pledge its assets other than to secure such borrowings or, to the extent permitted by the investment policies of the ProFund VP as set forth in the Prospectuses and this Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

5. Underwrite securities of other issuers, except insofar as the ProFund VP technically may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

6. Purchase or sell commodities or contracts on commodities, except to the extent the ProFund VP may do so in accordance with applicable law and the ProFund VP's Prospectuses and Statement of Additional Information, as they may be amended from time to time.

         Each ProFund VP will concentrate its investment in the securities of companies engaged in a single industry or group of industries in accordance with its investment objective and policies as disclosed in the Prospectuses and Statement of Additional Information, as they may be revised from time to time.

                        DETERMINATION OF NET ASSET VALUE

     The net asset values of the shares of the ProFunds VP are determined as of the close of business of the NYSE (ordinarily, 4:00 p.m. Eastern Time) on each day the NYSE and the Chicago Mercantile Exchange ("CME") are open for business. To the extent that portfolio securities of a ProFund VP are traded in other markets on days when the ProFund VP's principal trading market(s) is closed, the ProFund VP's net asset value may be affected on days when investors do not have access to the ProFund VP to purchase or redeem shares.

     The net asset value of shares of a ProFund VP serves as the basis for the purchase and redemption price of its shares. The net asset value per share of a ProFund VP is calculated by dividing the market value of the ProFund VP's assets, less all liabilities attributed to the ProFund VP, by the number of outstanding shares of the ProFund VP. If market quotations are not readily available, a security will be valued at fair value by the Trustees of the Trust or by the Advisor using methods established or ratified by the Trustees of the Trust.

     The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the over-the-counter markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds, other than convertible bonds, are valued using a third-party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued at amortized cost, which approximates market value. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees.

     Futures contracts maintained by ProFunds VP are valued at their last sale price prior to the valuation time. Options on futures contracts generally are valued at fair value as determined with reference to established futures exchanges. Options on securities and indices purchased by a ProFund VP are valued at their last sale price prior to the valuation time or at fair value. In the event of a trading halt that closes the NYSE early, futures contracts will be valued on the basis of settlement prices on futures exchanges, options on futures will be valued at fair value as determined with reference to such settlement prices, and options on securities and indices will be valued at their last sale price prior to the trading halt or at fair value.

     In the event a trading halt closes a futures exchange for a given day and that closure occurs prior to the close of the NYSE on that day, futures positions traded on such exchange and held by a ProFund VP will be valued on the basis of the day's settlement prices on the futures exchange or fair value.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the ProFunds VP, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the ProFunds VP may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the ProFunds VP and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the ProFunds VP and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the ProFunds VP and the other client accounts.

     The policy of each ProFund VP regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the policy of each ProFund VP is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each ProFund VP believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the ProFund VP and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

     Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

     In seeking to implement the policies of the ProFunds VP, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the ProFund VP or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Advisor, for the additional services.

     The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of the Advisor's other clients and may not in all cases benefit a ProFund VP directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

                             MANAGEMENT OF PROFUNDS

     The Board of Trustees is responsible for the general supervision of the Trust's business. The day-to-day operations of the Trust are the responsibilities of the Trust's officers. The names and addresses (and ages) of the Trustees of the Trust, the officers of the Trust, and the officers of the Advisor, together with information as to their principal business occupations during the past five years, are set forth below. Fees and expenses for non-interested Trustees will be paid by the Trust; Trustee expenses for interested Trustees will be paid by the Advisor.

TRUSTEES AND OFFICERS OF PROFUNDS

     MICHAEL L. SAPIR* (birthdate: May 19, 1958). Currently: Trustee, Chairman and Chief Executive Officer of ProFunds; Chairman and Chief Executive Officer of the Advisor. Formerly: Principal, Law Offices of Michael L. Sapir; Senior Vice President, General Counsel, Padco Advisors, Inc.; Partner, Jorden Burt Berenson & Klingensmith. His address is 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland 20814.

     LOUIS M. MAYBERG* (birthdate: August 9, 1962). Currently: Trustee and Secretary of ProFunds; President, the Advisor. Formerly: President, Potomac Securities, Inc.; Managing Director, National Capital Companies, LLC. His address is 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland 20814.

     MICHAEL C. WACHS (birthdate: October 21, 1961). Currently: Trustee of ProFunds; Vice President, Delancy Investment Group, Inc. Formerly: Vice President/Senior Underwriter, First Union National Bank; Vice President, Vice President/Senior Credit Officer and Vice President/Team Leader, First Union Capital Markets Corp. His address is 1528 Powder Mill Lane, Wynnewood, Pennsylvania 19096.

     RUSSELL S. REYNOLDS, III (birthdate: July 21, 1957). Currently: Trustee of ProFunds; Managing Director, Chief Financial Officer and Secretary, Directorship, Inc. Formerly: President, Quadcom Services, Inc. His address is 7 Stag Lane, Greenwich, Connecticut 06831.

     GARY TENKMAN (birthdate: September 16, 1970). Currently: Treasurer of ProFunds; Vice President, Financial Services, BISYS Fund Services. Formerly:
Audit Manager, Investment Management Services Group. His address is 3435 Stelzer Road, Columbus, Ohio 43219.

     *This Trustee is deemed to be an "interested  person" within the meaning of
Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

PROFUNDS TRUSTEE COMPENSATION TABLE

     The following table reflect fees paid to the Trustees for the year ended December 31, 1999.

NAME OF
PERSON:  POSITION                                               COMPENSATION
-----------------                                               -------------

Mchael L. Sapir, Chairman and Chief Executive Officer             None

Louis M. Mayberg, Trustee, President, Secretary                   None

Russell S. Reynolds, III, Trustee                                 $5,500

Michael C. Wachs, Trustee                                         $5,500

PROFUND ADVISORS LLC

     Under an investment advisory agreement between the Trust, on behalf of the Sector ProFunds VP and the Advisor with respect to the ProFunds VP, dated [__________], each ProFund VP pays the Advisor a fee at an annualized rate, based on its average daily net assets, of [0.75%] [0.75% with respect to the Sector ProFunds VP and __% with respect to each of the other ProFunds VP]. The Advisor manages the investment and the reinvestment of the assets of each of the ProFunds VP, in accordance with the investment objectives, policies, and limitations of each ProFund VP, subject to the general supervision and control of Trustees and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services. The Advisor, from its own resources, including profits from advisory fees received from the ProFunds VP, provided such fees are legitimate and not excessive, also may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of ProFund VP shares. The Advisor's address is 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland 20814.

CODE OF ETHICS

     The Trust and the Advisor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliate persons of the Trust and the Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the ProFunds VP (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

ADMINISTRATION, TRANSFER AGENT, FUND ACCOUNTING AGENT AND CUSTODIAN

     BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") acts as Administrator to the ProFunds VP. The Administrator provides the ProFunds VP with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the ProFunds VP under Federal and state securities laws. The Administrator also maintains the shareholder account records for the ProFunds VP, distributes dividends and distributions payable by the ProFunds VP, and produces statements with respect to account activity for the ProFunds VP and their shareholders. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the ProFunds VP; each ProFund VP reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the ProFunds VP under the service agreement.

     For its services as Administrator, the Trust pays BISYS an annual fee ranging from 0.15% of average daily net assets of $0 to $300 million to 0.05% of average daily net assets of $1 billion and over. BISYS Funds Services, Inc. ("BFSI"), an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFund VP, for which it receives additional fees. Additionally, ProFunds and BISYS and BFSI have entered into an Omnibus Fee Agreement in which the amount of compensation due and payable to BISYS shall be the greater of (i) the aggregate fee amount due and payable for services pursuant to the Administration, Fund Accounting and Transfer Agency Agreements and (ii) the minimum relationship fee described as specific dollar amounts payable over a period of ten calendar quarters ($1,100,000). The address for BISYS and BFSI is 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219.

     The Advisor, pursuant to a separate Management Services Agreement, performs certain client support and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP will pay to the Advisor a fee at the annual rate of .15% of its average daily net assets for all ProFunds VP.

     UMB Bank, N.A. acts as custodian to the ProFunds VP. UMB Bank, N.A.'s address is 928 Grand Avenue, Kansas City, Missouri.

ADMINISTRATIVE SERVICES

     The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with [__________] ("[__________]") pursuant to which [__________] will provide administrative services with respect to these ProFunds VP. These services may include, but are not limited to: coordinating matters relating to the operation of [__________]'s separate account with these ProFunds VP, including necessary coordination with other service providers; coordinating the preparation of necessary documents to be submitted to regulatory authorities; providing assistance to variable contract powers who use or intend to use the ProFunds VP as funding vehicles for their variable contracts; coordinating with the Advisor regarding investment limitations and parameters to which these ProFunds VP are subject; and generally assisting with compliance with applicable regulatory requirements. For these services, the Trust pays [__________] a quarterly fee equal on an annual basis to 0.25% of the average daily net assets of each ProFund VP that was invested in such ProFund VP through [__________]'s separate account.

     From time to time the ProFunds VP and/or the Advisor may enter into arrangements under which certain administrative services may be performed by other insurance companies that purchase shares of the ProFunds VP. These administrative services may include, among other things, the services set forth above, as well as responding to ministerial inquiries concerning the ProFunds VP' investment objectives, investment programs, policies and performance, transmitting, on behalf of the ProFunds VP, proxy statements, annual reports, updated prospectuses, and other communications regarding the ProFunds VP, and providing any related services as the ProFunds VP or their investors may reasonably request. Depending on the arrangements, the ProFunds VP and/or the Advisor may compensate such insurance companies or their agents directly or indirectly for the administrative services. To the extent the ProFunds VP compensate the insurance company for these services, the ProFunds VP will pay the insurance company an annual fee that will vary depending upon the number of investors that utilize the ProFunds VP as the funding medium for their contracts. The insurance company may impose other account or service charges. See the prospectus for the separate account of the insurance company for additional information regarding such charges.

INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP serves as independent auditors to the ProFunds VP. PricewaterhouseCoopers LLP provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings. PricewaterhouseCoopers LLP is located at 100 East Broad Street, Columbus, Ohio 43215.

LEGAL COUNSEL

     Dechert serves as counsel to the ProFunds VP. The firm's address is 1775 Eye Street, N.W., Washington, DC 20006-2401.

DISTRIBUTION PLAN

     Pursuant to a Distribution Plan, the ProFunds VP may reimburse or compensate financial intermediaries from their assets for services rendered and expenses borne in connection with activities primarily intended to result in the sale of shares of the ProFunds VP. It is anticipated that a portion of the amounts paid by ProFunds VP will be used to defray various costs incurred in connection with the printing and mailing of prospectuses, statements of additional information, and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of the shares. The ProFunds VP also may reimburse or compensate financial intermediaries and third-party broker-dealers for their services in connection with the distribution of the shares of the ProFunds VP.

     The Distribution Plan provides that the Trust, on behalf of each ProFund VP, will pay annually up to 0.25% of the average daily net assets of a ProFund VP in respect of activities primarily intended to result in the sale of its shares. Under the terms of the Distribution Plan and related agreements, each ProFund VP is authorized to make quarterly payments that may be used to reimburse or compensate entities providing distribution and shareholder servicing with respect to the shares of the ProFund VP for such entities' fees or expenses incurred or paid in that regard.

     The Distribution Plan is of a type known as a "compensation" plan because payments may be made for services rendered to the ProFunds VP regardless of the level of expenditures by the financial intermediaries. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan in connection with their annual consideration of the Distribution Plan's renewal. Expenditures under the Distribution Plan may include, without limitation: (a) the printing and mailing of ProFunds VP prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective investors; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the ProFunds VP; (c) holding seminars and sales meetings designed to promote the distribution of the ProFunds VP shares; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding the investment objectives and policies and other information about the ProFunds VP, including the performance of the ProFunds VP; (e) training sales personnel regarding the ProFunds VP; and (f) financing any other activity that is primarily intended to result in the sale of shares of the ProFunds VP. In addition, a financial intermediary may enter into an agreement with the Trust under which it would be entitled to receive compensation for, among other things, making the ProFunds VP available to its contract owners as funding vehicles for variable insurance contracts.

     The Distribution Plan and any related agreement that is entered into by the Trust in connection with the Distribution Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trust's Board of Trustees, and of a majority of the Trustees who are not "interested persons" of the Trust and who have no financial interest in the operation of the Distribution Plan (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on the Distribution Plan or any related agreement, as applicable. In addition, the Distribution Plan and any related agreement may be terminated as to a ProFund VP at any time, without penalty, by vote of a majority of the outstanding shares of the ProFund VP or by vote of a majority of the Independent Trustees. The Distribution Plan also provides that it may not be amended to increase materially the amount (up to 0.25% of average daily net assets annually) that may be spent for distribution of shares of any ProFund VP without the approval of shareholders of that ProFund VP.

                               COSTS AND EXPENSES

     Each ProFund VP bears all expenses of its operations other than those assumed by the Advisor or the Administrator. ProFund VP expenses include: the management fee; administrative and transfer agent fees; custodian and accounting fees and expenses, legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and non-interested Trustees' fees and expenses.

          ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST

     ProFunds is a registered open-end investment company under the 1940 Act. The Trust was organized as a Delaware business trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of sixty-eight separately managed series, twenty-four of which are described herein. Other series may be added in the future.

     All shares of the ProFunds VP are freely transferable. The Trust shares do not have preemptive rights or cumulative voting rights, and none of the shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Trust shares have equal voting rights, except that, in a matter affecting only a particular series or class of shares, only shares of that series or class may be entitled to vote on the matter.

     Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent of such Trustees. If requested by shareholders of at least 10% of the outstanding shares of the Trust, the Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

     The Declaration of Trust of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust's property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would not be able to meet the Trust's obligations. This risk should be considered remote.

                                    TAXATION

     Set forth below is a discussion of certain U.S. federal income tax issues concerning the ProFunds VP and the purchase, ownership, and disposition of ProFund VP shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of ProFund VP shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

     Each of the ProFunds VP intends to qualify and elect to be treated each year as a regulated investment company (a "RIC") under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Accordingly, each ProFund VP generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the assets of the ProFund VP is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the total assets of the ProFund VP and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies).

     As a RIC, a ProFund VP generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the ProFund VP's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each ProFund VP intends to distribute substantially all of such income.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the ProFund VP level. To avoid the tax, each ProFund VP must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the ProFunds VP intend to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the ProFund VP in October, November or December of that year with a record date in such a month and paid by the ProFund VP during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

MARKET DISCOUNT

     If a ProFund VP purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is the "market discount". If the amount of the market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the ProFund VP in each taxable year in which the ProFund VP owns an interest in such debt security and receives a principal payment on it. In particular, the ProFund VP will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of the market discount that must be included for each period is equal to the lesser of (i) the amount of the market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a ProFund VP at a constant rate over the time remaining to the debt security's maturity or, at the election of the ProFund VP, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

ORIGINAL ISSUE DISCOUNT

     Certain debt securities acquired by the ProFunds VP may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a ProFund VP, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

     Some debt securities may be purchased by the ProFunds VP at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

     Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a ProFund VP may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by a ProFund VP at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

     Transactions in options, futures and forward contracts undertaken by the ProFunds VP may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a ProFund VP, and losses realized by the ProFund VP on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a ProFund VP may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

     Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the ProFunds VP are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a ProFund VP, which is taxed as ordinary income when distributed to shareholders. Because application of the straddles rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

CONSTRUCTIVE SALES

     Recently enacted rules may affect the timing and character of gain if a ProFund VP engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the ProFund VP enters into certain transactions in property while holding substantially identical property, the ProFund VP would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the holding period of the ProFund VP in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the holding period of the ProFunds VP and the application of various loss deferral provisions of the Code.

PASSIVE FOREIGN INVESTMENT COMPANIES

     The ProFunds VP may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a ProFund VP receives a so-called "excess distribution" with respect to PFIC stock, the ProFund VP itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the ProFund VP to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the ProFund VP held the PFIC shares. Each ProFund VP will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior ProFund VP taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gains.

     The ProFunds VP may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a ProFund VP generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the PFIC shares held by the ProFund VP at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of ProFund VP shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

BACKUP WITHHOLDING

     Each ProFund VP generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the ProFund VP with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the ProFund VP that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

OTHER TAXATION

     Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders and certain types of U.S. shareholders subject to special treatment under the U.S. federal income tax laws (e.g., banks and life insurance companies) may be subject to U.S. tax rules that differ significantly from those summarized above.

EQUALIZATION ACCOUNTING

     Each ProFund VP distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, each ProFund VP may on its tax return treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the undistributed investment company taxable income and net capital gain of the ProFund VP. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that a ProFund VP is required to distribute as dividends to shareholders in order for the ProFund VP to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and the amount of any undistributed income will be reflected in the value of the shares of the ProFund VP; the total return on a shareholder's investment will not be reduced as a result of the distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

                             PERFORMANCE INFORMATION

TOTAL RETURN CALCULATIONS

     From time to time, each of the ProFunds VP may advertise its total return for prior periods. Any such advertisement would include at least average annual total return quotations for one, five, and ten-year periods, or for the life of the ProFund VP. Other total return quotations, aggregate or average, over other time periods for the ProFund VP also may be included.

     The total return of a ProFund VP for a particular period represents the increase (or decrease) in the value of a hypothetical investment in the ProFund VP from the beginning to the end of the period. Total return is calculated by subtracting the value of the initial investment from the ending value and showing the difference as a percentage of the initial investment; this calculation assumes that the initial investment is made at the current net asset value and that all income dividends or capital gains distributions during the period are reinvested in shares of the ProFund VP at net asset value. Total return is based on historical earnings and net asset value fluctuations and is not intended to indicate future performance. No adjustments are made to reflect any income taxes payable by shareholders on dividends and distributions paid by the ProFund VP.

     Average annual total return quotations for periods of two or more years are computed by finding the average annual compounded rate of return over the period that would equal the initial amount invested to the ending redeemable value.

COMPARISONS OF INVESTMENT PERFORMANCE

     In conjunction with performance reports, promotional literature, and/or analyses of shareholder service for a ProFund VP, comparisons of the performance information of the ProFund VP for a given period to the performance of recognized, unmanaged indexes for the same period may be made. Such indexes include, but are not limited to, ones provided by Dow Jones & Company, Standard & Poor's Corporation, Lipper Analytical Services, Inc., Shearson Lehman
Brothers, the National Association of Securities Dealers, Inc., The Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, the Philadelphia Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, and the Nikkei Stock Average and Deutsche Aktienindex, all of which are unmanaged market indicators. Such comparisons can be useful measures of the quality of the investment performance of a ProFund VP.

     In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Magazine, Personal Investor, Morningstar, Inc., and similar sources which utilize information compiled (i) internally, (ii) by Lipper Analytical Services, Inc. ("Lipper"), or (iii) by other recognized analytical services, may be used in sales literature. The total return of each ProFund VP also may be compared to the performances of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper and CDA Investment Technologies, Inc., among others.

     Further information about the performance of the ProFunds VP is contained in the annual reports to shareholders, which may be obtained without charge by writing to the ProFunds VP at the address or telephoning the ProFunds VP at the telephone number set forth on the cover page of this SAI. However, because the ProFunds VP have no history of investment operations, they have not yet prepared any shareholder reports.

                              FINANCIAL STATEMENTS

     Since the ProFunds VP had not commenced operation as of the date of this Statement of Additional Information, there are no financial statements to include in the Statement of Additional Information.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUSES, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROFUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROFUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                     Part C
                                Other Information

ITEM 23. Exhibits

         (a)(1)          Certificate of Trust of ProFunds (the "Registrant") (1)
         (a)(2)          First Amended Declaration of Trust of the Registrant (2)
         (a)(3)          Form of Establishment and Designation of Series dated February 18, 1998(5)
         (a)(4)          Form of Establishment and Designation of Series dated
                         February 23, 1999 (5)
         (a)(5)          Form of Establishment and Designation of Eleven Series
                         dated October 15, 1999 (6)
         (a)(6)          Form of Establishment and Designation of Three Series (7)
         (a)(7)          Form of Establishment and Designation of Seventeen
                         Series (8)
         (a)(8)          Form of Establishment and Designation of Series (9)
         (a)(9)          Form of Amended Designation of Series (9)

         (a)(10)         Form of Establishment and Designation of Four Series (10)
         (a)(11)         Form of Establishment and Designation of Series

         (b)             By-laws of Registrant (2)
         (c)             Not Applicable
         (d)(1)          Form of Investment Advisory  Agreement (2)
         (d)(2)          Investment Advisory Agreement for Cash Management
                         Portfolio (7)
         (d)(3)          Amendment to Investment Advisory Agreement between
                         ProFunds and ProFund Advisors LLC (7)
         (d)(4)          Investment Advisory Agreement for UltraEurope and
                         UltraShort Europe ProFunds (4)
         (d)(5)          Form of Amended and Restated Investment Advisory
                         Agreement (8)
         (d)(6)          Form of Amended and Restated Investment Advisory
                         Agreement (9)

         (d)(7)          Form of Amended and Restated Investment Advisory
                         Agreement (10)
         (d)(8)          Form of Amended and Restated Investment Advisory
                         Agreement

         (e)             Form of Distribution Agreement and Dealer Agreement (2)
         (f)             Not Applicable
         (g)(1)          Form of Custody Agreement with UMB Bank, N.A. (2)
         (g)(2)          Amendment to Custody Agreement with UMB Bank, N.A. (3)

         (g)(3)          Form of Foreign Custody Manager Delegation Agreement (10)

         (h)(1)          Form of Transfer Agency Agreement (2)
         (h)(2)          Form of Administration Agreement (2)
         (h)(3) Form of Administration and Services Agreement incorporated by reference to Bankers Trust Company's
                         Registration Statement on Form N-1A (File No.
                         811-06073) filed with the Commission on April 24, 1996.

         (h)(4)          Form of Fund Accounting Agreement (2)
         (h)(5)(i)       Form of Management Services Agreement (2)
         (h)(5)(ii) Amendment to Management Services Agreement with respect to the UltraShort OTC ProFund (3)
         (h)(5)(iii)     Form of Amended and Restated Management Services
                         Agreement (4)
         (h)(6)          Form of Shareholder Services Agreement related to
                         Adviser Shares (2)
         (h)(7)          Form of Omnibus Fee Agreement with BISYS Fund Services
                         LP (2)
         (h)(8)          Form of Amendment to Omnibus Fee Agreement (6)
         (h)(9)          Form of Participation Agreement (6)
         (h)(10)         Form of Administrative Services Agreement(6)
         (i)             Opinion and Consent of Counsel to the Registrant (2)
         (j)             Consent of Independent Auditors
         (k)             None
         (l)             Purchase Agreement dated October 10, 1997 between the
                         Registrant and National Capital Group, Inc. (2)
         (m)(1)          Form of Distribution Plan (6)
         (m)(2)          Form of Services Agreement (6)
         (n)(1)          Multiple Class Plan (previously o(1))(7)
         (n)(2)          Form of Amended and Restated Multi-Class Plan (8)
         (n)(3)          Form of Amended and Restated Multi-Class Plan (9)

         (n)(4)          Form of Amended and Restated Multi-Class Plan (10)

         (o)(1)          Power of Attorney of Cash Management Portfolio
                         (previously p(1))(7)
         (o)(2)          Power of Attorney of ProFunds (previously p(2))(4)
         (o)(3)          Power of Attorney of ProFunds  (9)

         (o)(4)          Power of Attorney of Gary  Tenkman

         (p)(1)          Form of Code of Ethics of Registrant  (9)
         (p)(2)          Form of Code of Ethics of ProFund Advisors LLC (9)

(1)  Filed with initial registration statement.

(2) Previously filed on October 29, 1997 as part of Pre-Effective Amendment No. 3 and incorporated by reference herein.

(3) Previously filed on February 24, 1998 as part of Post-Effective Amendment No. 1 and incorporated by reference herein.

(4) Previously filed on March 2, 1999 as part of Post-Effective Amendment No.4 and incorporated by reference herein.

(5) Previously filed on August 4, 1999 as part of Post-Effective Amendment No.6 and incorporated by reference herein.

(6) Previously filed on October 15, 1999 as part of Post-Effective Amendment No. 8 and incorporated by reference herein.

(7) Previously filed on November 15, 1999 as part of Post-Effective Amendment No. 9 and incorporated by reference herein.

(8) Previously filed on December 23, 1999 as part of Post-Effective Amendment No. 10 and incorporated by reference herein.

(9) Previously filed on May 1, 2000 as part of Post-Effective Amendment No. 13 and incorporated by reference herein.

(10) Previously filed on July 13, 2000 as part of Post-Effective Amendment No. 14 and incorporated by reference herein.

ITEM 24. Persons Controlled By or Under Common Control With Registrant.

         None.

ITEM 25. Indemnification

         The Registrant is organized as a Delaware business trust and is operated pursuant to a Declaration of Trust, dated as of April 17, 1997 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

         (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misconduct, bad faith, gross negligence, or reckless disregard of his duties;

         (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

         (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

         The   Declaration  of  Trust  of  the   Registrant   provides  that  if
         indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26. Business and Other Connections  of Investment  Advisor

         ProFund Advisors LLC, a limited liability company formed under the laws of the State of Maryland on May 8, 1997. Information relating to the business and other connections of Bankers Trust which serves as investment adviser to the Cash Management Portfolio and each director, officer or partner of Bankers Trust are hereby incorporated by reference to disclosures in Item 28 of BT Institutional Funds (accession # 0000862157-97-00007) as filed on March 17, 1997 with the Securities and Exchange Commission.

ITEM 27. Principal Underwriter

          Concord Financial Group, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 acts solely as interim distributor for the Registrant. The officers of Concord Financial Group, Inc., all of whose principal business address is set forth above, are:

                                    Principal Position and Offices             Position and Offices
Name                                with CFG                                   with Registrant
----                                ------------------------------             --------------------

Lynn J. Magnum                      Chairman                                        none

Walter B. Grimm                     President                                       none

Dennis Sheehan Sr.                  Executive Vice President                        none

Kevin Dell                          Vice President/Secretary/                       none
                                    General Counsel

Dale Smith                          Vice President/                                 none
                                    Chief Financial Officer

Irimga McKay                        Supervising Principal                           none

ITEM 28. Location of Accounts and Records

         All accounts, books, and records required to be maintained and preserved by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at:

         (1) ProFund Advisors LLC, 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland (records relating to its functions as investment adviser and manager to the portfolios other than the Money Market ProFund);

         (2)      BISYS  Fund  Services,   3435  Stelzer  Road,  Columbus,  Ohio
                  (records relating to the administrator, fund accountant and transfer agent).

         (3) UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri for each ProFund (records relating to its function as Custodian)

ITEM 29. Management Services

         None.

ITEM 30. Undertakings

         (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares and, in connection with such meeting, to comply with the shareholder communications provisions of Section 16(c) of the Investment Company Act of 1940.

          (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to shareholders, upon request and without charge.

                                   SIGNATURES
                                    PROFUNDS

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, D.C. on September 1, 2000.

                                        PROFUNDS

                                        /S/ MICHAEL L. SAPIR*
                                        Michael L. Sapir, Chairman
                                        and Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

           Signatures                                Title                              Date

/s/      MICHAEL L. SAPIR*                           Trustee, President                 September 1, 2000
         ----------------
         Michael L. Sapir

/s/      LOUIS MAYBERG*                              Trustee, Secretary                 September 1, 2000
         ---------------
         Louis Mayberg

/s/      RUSSELL S. REYNOLDS, III*                   Trustee                            September 1, 2000
         ------------------------
         Russell S. Reynolds, III

/s/      MICHAEL WACHS*                              Trustee                            September 1, 2000
         --------------
         Michael Wachs

/s/      GARY TENKMAN*                               Treasurer                          September 1, 2000
         -------------
         Gary Tenkman

*By: /s/ KEITH T. ROBINSON
     ---------------------
     Keith T. Robinson
     as Attorney-in-Fact
     Date: September 1, 2000

                                   SIGNATURES
                            CASH MANAGEMENT PORTFOLIO

     CASH MANAGEMENT PORTFOLIO has duly caused this Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of ProFunds to be signed on its behalf by the undersigned, there unto duly authorized in the City of Baltimore and the State of Maryland on the 17th day of August, 2000.

                                      CASH MANAGEMENT PORTFOLIO


                                      /s/  Amy M. Olmert
                                      ---------------------------------
                                      Amy M. Omert, Assistant Secretary
                                      of the Cash Management Portfolio

     This Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of ProFunds has been signed below by the following persons in the capacities and on the date indicated.

Signatures                                           Title                              Date

/s/  John Y. Keffer*                                 President and                  August 17, 2000
--------------------------------------------
     John Y. Keffer                                  Chief Executive Officer

/s/  Charles A. Rizzo*                               Treasurer and Principal        August 17, 2000
--------------------------------------------         Financial Officer
     Charles A. Rizzo

/s/  Charles P. Biggar*                              Trustee                        August 17, 2000
--------------------------------------------
     Charles P. Biggar

/s/  S. Leland Dill*                                 Trustee                        August 17, 2000
--------------------------------------------
     S. Leland Dill

/s/  Richard T. Hale*                                Trustee                        August 17, 2000
--------------------------------------------
     Richard T. Hale

/s/  Richard J. Herring*                             Trustee                        August 17, 2000
--------------------------------------------
     Richard J. Herring

/s/  Bruce E. Langton*                               Trustee                        August 17, 2000
--------------------------------------------
     Bruce E. Langton




/s/  Martin J. Gruber*                               Trustee                        August 17, 2000
--------------------------------------------
     Martin J. Gruber

/s/  Philip Saunders, Jr.*                           Trustee                        August 17, 2000
--------------------------------------------
     Philip Saunders, Jr.

/s/  Harry Van Benschoten*                           Trustee                        August 17, 2000
--------------------------------------------
     Harry Van Benschoten

*By: /s/  Amy M. Olmert
     Amy M. Olmert, Assistant Secretary of Cash Management Portfolio Attorney-in-Fact



Date:   August 17, 2000

                                  EXHIBIT INDEX



Exhibit           Description

(a)(11)           Form of Establishment and Designation of Series
(d)(8)            Form of Amended and Restated Investment Advisory Agreement
(j)               Consent of Independent Auditors
(o)(4)            Power of Attorney of Gary Tenkman